                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05518

                               The RBB Fund, Inc.
               (Exact name of registrant as specified in charter)

                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
               (Address of principal executive offices) (Zip code)

                                 Salvatore Faia
                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-2670

                       Date of fiscal year end: August 31

                     Date of reporting period: May 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

                               FREE MARKET FUNDS
                          FREE MARKET U.S. EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2010
                                   (UNAUDITED)

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   -----------   ---------------
EQUITY FUNDS -- 99.7%
U.S. Large Cap Value Portfolio III(a)               10,643,971   $   143,693,611
U.S. Large Company Institutional
   Index Portfolio(a)                                8,326,887        71,611,226
U.S. Micro Cap Portfolio(b)                          6,285,961        72,162,837
U.S. Small Cap Portfolio(b)                          4,029,680        71,889,485
U.S. Small Cap Value Portfolio(b)                    5,640,456       120,649,363
                                                                 ---------------
   TOTAL EQUITY FUNDS
      (Cost $446,202,906)                                            480,006,522
                                                                 ---------------
   TOTAL INVESTMENTS -- 99.7%
      (Cost $446,202,906)*                                           480,006,522
                                                                 ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES --
   0.3%                                                                1,420,701
                                                                 ---------------
NET ASSETS -- 100.0%                                             $   481,427,223
                                                                 ===============

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $446,202,906
                                ------------
Gross unrealized appreciation     35,207,527
Gross unrealized depreciation     (1,403,911)
                                ------------
Net unrealized appreciation     $ 33,803,616
                                ============

  The accompanying notes are an integral part of the portfolio of investments.

                                FREE MARKET FUNDS
                          FREE MARKET U.S. EQUITY FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

                                                    % OF NET
                                                      ASSETS          VALUE
                                                   -----------   ---------------
Equity Funds                                              99.7%  $   480,006,522
Other Assets In Excess Of Liabilities                      0.3%        1,420,701
                                                   -----------   ---------------
NET ASSETS                                               100.0%  $   481,427,223
                                                   ===========   ===============

----------
(a)  A portfolio of Dimensional Investment Group Inc.

(b)  A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

  The accompanying notes are an integral part of the portfolio of investments.

                                FREE MARKET FUNDS
                          FREE MARKET U.S. EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2010
                                   (UNAUDITED)

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at value (See Notes to Portfolio of Investments):

                                                                   Level 2        Level 3
                                  Total           Level 1        Significant   Significant
                                Value at          Quoted         Observable    Unobservable
                                05/31/10           Price            Input         Input
                             --------------   ---------------   ------------   ------------
Investments in Securities*   $  480,006,522   $   480,006,522        $--            $--
                             ==============   ===============        ===            ===

*    Please refer to the Portfolio of Investments for further details.

  The accompanying notes are an integral part of the portfolio of investments.

                                FREE MARKET FUNDS
                      FREE MARKET INTERNATIONAL EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2010
                                   (UNAUDITED)

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   -----------   ---------------
INTERNATIONAL EQUITY FUNDS -- 99.6%
Asia Pacific Small Company
   Portfolio(a)                                        326,193   $     6,468,410
Continental Small Company
   Portfolio(a)                                        915,196        12,336,839
DFA International Small Cap Value
   Portfolio(a)                                      9,178,450       127,488,674
DFA International Value Portfolio
   III(b)                                            6,777,278        95,627,395
Emerging Markets Portfolio(a)                          660,990        16,960,999
Emerging Markets Small Cap
   Portfolio(a)                                        843,719        15,785,973
Emerging Markets Value Portfolio(a)                    538,380        15,769,147
Japanese Small Company
   Portfolio(a)                                        447,165         6,211,128
Large Cap International Portfolio(a)                   946,037        15,694,752
United Kingdom Small Company
   Portfolio(a)                                        329,718         6,258,052
                                                                 ---------------
   TOTAL INTERNATIONAL EQUITY
      FUNDS
      (Cost $329,034,998)                                            318,601,369
                                                                 ---------------
   TOTAL INVESTMENTS -- 99.6%
      (Cost $329,034,998)*                                           318,601,369
                                                                 ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                          1,245,861
                                                                 ---------------
NET ASSETS -- 100.0%                                             $   319,847,230
                                                                 ===============

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $   329,034,998
                                ---------------
Gross unrealized appreciation         5,981,834
Gross unrealized depreciation       (16,415,463)
                                ---------------
Net unrealized depreciation     $   (10,433,629)
                                ===============

  The accompanying notes are an integral part of the portfolio of investments.

                                FREE MARKET FUNDS
                      FREE MARKET INTERNATIONAL EQUITY FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

                                                     % OF NET
                                                      ASSETS          VALUE
                                                   -----------   ---------------
International Equity Funds                                99.6%  $   318,601,369
Other Assets In Excess Of Liabilities                      0.4%        1,245,861
                                                   -----------   ---------------
NET ASSETS                                               100.0%  $   319,847,230
                                                   ===========   ===============

----------
(a)  A portfolio of DFA Investment Dimensions Group Inc.

(b)  A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

  The accompanying notes are an integral part of the portfolio of investments.

                                FREE MARKET FUNDS
                     FREE MARKET INTERNATIONAL EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2010
                                  (UNAUDITED)

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at value (See Notes to Portfolio of Investments):

                                                             Level 2        Level 3
                                 Total         Level 1     Significant   Significant
                               Value at        Quoted       Observable   Unobservable
                               05/31/10         Price         Input          Input
                             ------------   ------------   -----------   ------------
Investments in Securities*   $318,601,369   $318,601,369       $--            $--
                             ============   ============       ===            ===


*    Please refer to the Portfolio of Investments for further details.

  The accompanying notes are an integral part of the portfolio of investments.

                                FREE MARKET FUNDS
                          FREE MARKET FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2010
                                   (UNAUDITED)

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   -----------   ---------------
FIXED INCOME FUNDS -- 99.7%
DFA Five-Year Global Fixed Income Portfolio(a)       8,928,538   $   101,249,620
DFA Five-Year Government Portfolio(a)                2,968,277        32,413,586
DFA Inflation-Protected Securities Portfolio(a)      1,814,691        20,324,536
DFA Intermediate Government Fixed Income
   Portfolio(a)                                      3,919,805        48,683,976
DFA One-Year Fixed Income Portfolio(a)               9,757,381       100,793,744
DFA Two-Year Global Fixed Income Portfolio(a)        9,902,023       101,198,676
                                                                 ---------------
   TOTAL FIXED INCOME FUNDS
      (Cost $399,585,169)                                            404,664,138
                                                                 ---------------
   TOTAL INVESTMENTS -- 99.7%
      (Cost $399,585,169)*                                           404,664,138
                                                                 ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                          1,406,105
                                                                 ---------------
NET ASSETS -- 100.0%                                             $   406,070,243
                                                                 ===============

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $399,585,169
                                ------------
Gross unrealized appreciation      5,455,696
Gross unrealized depreciation       (376,727)
                                ------------
Net unrealized appreciation     $  5,078,969
                                ============

  The accompanying notes are an integral part of the portfolio of investments.

                               FREE MARKET FUNDS
                         FREE MARKET FIXED INCOME FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

                                                     % OF NET
                                                      ASSETS          VALUE
                                                   -----------   ---------------
Fixed Income Funds                                        99.7%  $   404,664,138
Other Assets In Excess Of Liabilities                      0.3%        1,406,105
                                                   -----------   ---------------
NET ASSETS                                               100.0%  $   406,070,243
                                                   ===========   ===============

----------
(a)  A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

  The accompanying notes are an integral part of the portfolio of investments.

                               FREE MARKET FUNDS
                         FREE MARKET FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2010
                                   (UNAUDITED)

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at value (See Notes to Portfolio of Investments):

                                                             Level 2       Level 3
                                 Total         Level 1     Significant    Significant
                               Value at        Quoted       Observable   Unobservable
                               05/31/10         Price         Input          Input
                             ------------   ------------   -----------   -----------
Investments in Securities*   $404,664,138   $404,664,138       $--            $--
                             ============   ============       ===            ===

*    Please refer to the Portfolio of Investments for further details.

  The accompanying notes are an integral part of the portfolio of investments.

                               FREE MARKET FUNDS
                       NOTES TO PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2010
                                  (UNAUDITED)

PORTFOLIO VALUATION - Investments in the underlying funds are valued at the Free Market U.S. Equity Fund's, Free Market International Fund's and the Free Market Fixed Income Fund's (each a "Fund," collectively the "Funds") net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.'s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

     - Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Funds' net assets as of May 31, 2010 is included with each Fund's Portfolio of Investments.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                            Portfolio of Investments
                                  MAY 31, 2010
                                  (UNAUDITED)

                                    MOODY'S /     PAR        MARKET
                                       S&P      (000'S)       VALUE
                                    ---------   -------   ------------
GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES--48.3%
FEDERAL HOME LOAN MORTGAGE
   CORPORATION--22.8%
   5.000% 05/01/18                   Aaa/AAA    $ 1,186   $  1,272,738
   5.000% 09/01/19                   Aaa/AAA      1,738      1,865,112
   5.000% 09/01/20                   Aaa/AAA      2,312      2,475,305
   4.500% 11/01/20                   Aaa/AAA      1,056      1,119,538
   4.500% 06/01/21                   Aaa/AAA      1,727      1,825,944
   4.500% 12/01/21                   Aaa/AAA      1,527      1,619,320
   4.500% 08/01/22                   Aaa/AAA      2,991      3,162,382
   4.500% 08/01/22                   Aaa/AAA      2,332      2,472,902
   5.896% 08/01/36 (a)               Aaa/AAA      4,207      4,446,777
   5.975% 09/01/36 (a)               Aaa/AAA      1,918      2,040,330
   5.822% 11/01/36 (a)               Aaa/AAA      1,938      2,045,452
   5.801% 08/01/37 (a)               Aaa/AAA      3,176      3,374,149
                                                          ------------
                                                            27,719,949
                                                          ------------
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION--25.5%
   5.000% 06/01/18                   Aaa/AAA      1,889      2,008,673
   5.000% 02/01/19                   Aaa/AAA      1,878      1,997,047
   5.000% 04/01/19                   Aaa/AAA      1,162      1,246,737
   5.000% 07/01/19                   Aaa/AAA      1,487      1,603,333
   4.500% 03/01/20                   Aaa/AAA      3,076      3,261,412
   5.000% 04/01/21                   Aaa/AAA      1,685      1,795,963
   2.109% 12/01/34 (a)               Aaa/AAA      3,646      3,744,680
   5.946% 10/01/36 (a)               Aaa/AAA      1,527      1,619,778
   6.013% 10/01/36 (a)               Aaa/AAA        721        766,758
   5.500% 12/01/36                   Aaa/AAA        380        406,091
   5.842% 12/01/36 (a)               Aaa/AAA        734        773,246
   5.500% 09/01/37 (a)               Aaa/AAA      2,060      2,187,244
   4.500% 04/01/40                   Aaa/AAA      9,468      9,676,264
                                                          ------------
                                                            31,087,226
                                                          ------------
TOTAL GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES
   (Cost $57,116,923)                                       58,807,175
                                                          ------------
MORTGAGE DERIVATIVES--12.5%
FANNIE MAE (IO)--8.7%
   4.500% 12/01/18                   Aaa/AAA      5,179        576,317
   4.500% 01/01/19                   Aaa/AAA      5,127        565,483
   4.500% 03/01/20                   Aaa/AAA      1,824        206,340
   4.500% 03/01/20                   Aaa/AAA      1,889        214,347
   5.500% 05/25/23                   Aaa/AAA      1,517        291,079

                                    MOODY'S /     PAR          MARKET
                                       S&P      (000'S)        VALUE
                                    ---------   -------   ------------
MORTGAGE DERIVATIVES--(CONTINUED)
FANNIE MAE (IO)--(CONTINUED)
   5.500% 12/25/24                   Aaa/AAA    $ 5,094   $    473,049
   5.500% 07/25/28                   Aaa/AAA      4,834         53,535
   5.500% 10/25/31                   Aaa/AAA     12,819      1,241,215
   7.507% 04/25/32 (a)               Aaa/AAA      2,514        433,265
   6.707% 09/25/32 (a)               Aaa/AAA      3,791        412,730
   5.000% 10/01/33                   Aaa/AAA      7,404      1,386,240
   5.000% 12/01/33                   Aaa/AAA      2,406        442,977
   5.000% 12/01/33 (a)               Aaa/AAA      1,439        225,821
   5.000% 08/01/34                   Aaa/AAA      2,460        492,339
   5.500% 04/01/36                   Aaa/AAA      8,448      1,207,567
   5.500% 04/01/36                   Aaa/AAA      5,324        699,753
   6.957% 08/25/36 (a)               Aaa/AAA      4,244        430,492
   5.000% 10/01/36                   Aaa/AAA      6,188      1,193,640
                                                          ------------
                                                            10,546,189
                                                          ------------
FANNIE MAE (PO)--0.5%
   5.500% 06/25/36                   Aaa/AAA        745        652,048
                                                          ------------
FREDDIE MAC (IO)--1.7%
   5.500% 07/15/16                   Aaa/AAA        984         22,394
   6.807% 02/25/32 (a)               Aaa/AAA      4,297        471,424
   6.148% 06/15/36 (a)               Aaa/AAA      2,514        337,197
   6.243% 09/15/36 (a)               Aaa/AAA      4,737        617,779
   6.313% 11/15/36 (a)               Aaa/AAA      4,627        618,820
                                                          ------------
                                                             2,067,614
                                                          ------------
FREDDIE MAC (PO)--0.8%
   4.000% 09/15/35                   Aaa/AAA        582        537,550
   5.896% 09/15/36                   Aaa/AAA        442        419,705
                                                          ------------
                                                               957,255
                                                          ------------
NON-AGENCY (IO)--0.8%
   CWALT Series 2006-
   43CB (b)
   6.000% 02/25/37                    Cc/CCC      5,113      1,025,270
                                                          ------------
TOTAL MORTGAGE DERIVATIVES
   (Cost $15,595,786)                                       15,248,376
                                                          ------------

  The accompanying notes are an integral part of the portfolio of investments.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                      Portfolio of Investments (Continued)
                                  MAY 31, 2010
                                   (UNAUDITED)

                                    MOODY'S /     PAR        MARKET
                                       S&P      (000'S)       VALUE
                                    ---------   -------   ------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS--29.2%
   Banc of America
      Mortgage
      Securities, Inc.
      Series 2005-H (a)
      (b)
      4.787% 09/25/35                 Bbb/B     $ 2,000   $ 1,653,692
   Banc of America
      Mortgage
      Securities, Inc.
      Series 2006-B (a)
      (b)
      4.264% 10/20/46                 Cc/CCC      2,619      1,858,664
   Banc of America
      Mortgage
      Securities, Inc.
      Series 2007-3 (b)
      6.000% 09/25/37                Ccc/CCC      3,801      3,292,101
   Citigroup Mortgage
      Loan Trust, Inc.
      Series 2007-AR8
      (a)
      5.852% 07/25/37                Caa3/BB      3,426      2,462,401
   Countrywide Asset-
      Backed Certificates
      Series 2004-AB2
      (a)
      0.943% 05/25/36                Baa3/B-        500         91,352
   Countrywide Home
      Loan Mortgage
      Pass-Through Trust
      Series 2003-3 (a)
      (b)
      0.843% 04/25/18                Aaa/AAA        379        370,530
   Countrywide Home
      Loan Mortgage
      Pass-Through Trust
      Series 2007-HY1
      (a) (b)
      5.601% 04/25/37                  CC/C       1,946        382,393

                                    MOODY'S /     PAR        MARKET
                                       S&P      (000'S)       VALUE
                                    ---------   -------   ------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS--(CONTINUED)
   CWALT Series 2006-43CB (b)
      6.000% 02/25/37                  C/CC     $   783   $    587,692
   CWALT Series 2006-
      HY13 (a) (b)
      5.806% 02/25/37                  C/CC       9,469      1,550,929
   CWALT Series 2006-J2
      6.000% 04/25/36                Caa1/CC      5,720      4,487,228
   CWALT Series 2007-
      2CB
      5.750% 03/25/37                 Ca/CC       3,995        878,119
   CWALT Series 2007-J2
      (b)
      6.000% 07/25/37                 Caa1/C      1,524      1,153,915
   Fannie Mae REMICS
      Series 2005-25 (a)
      0.693% 04/25/35                Aaa/AAA      1,800      1,773,624
   Fannie Mae REMICS
      Series 2005-57
      5.500% 05/25/27                Aaa/AAA        188        188,676
   Fannie Mae REMICS
      Series 2006-61
      6.000% 10/25/30                Aaa/AAA      1,488      1,517,208
   First Horizon Asset
      Securities, Inc.
      Series 2006-AR1
      (a) (b)
      5.844% 05/25/36                 B/CCC       2,879        801,794
   Freddie Mac REMICS
      Series 2752 (a)
      0.687% 12/15/30                Aaa/AAA        518        517,273
   Freddie Mac REMICS
      Series 2995 (a)
      0.737% 06/15/35                Aaa/AAA        681        676,311
   JPMorgan Mortgage
      Trust Series 2005-
      A4 (a) (c)
      5.172% 07/25/35                Ba1/AAA        758        729,500

  The accompanying notes are an integral part of the portfolio of investments.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                      Portfolio of Investments (Continued)
                                  MAY 31, 2010
                                   (UNAUDITED)

                                    MOODY'S /     PAR        MARKET
                                       S&P      (000'S)       VALUE
                                    ---------   -------   ------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS--(CONTINUED)
   JPMorgan Mortgage
      Trust Series 2005-
      A6 (a) (b) (c)
      4.938% 08/25/35                 Aa/B+     $   602   $    550,672
   Residential Asset
      Securitiation Trust
      Series 2007-A5
      6.000% 05/25/37                Caa2/CCC     1,236        959,653
   Residential Funding
      Mortgage Securities
      I Series 2006-SA4
      (a)
      6.104% 11/25/36                Caa3/CCC     5,149      3,905,538
   Residential Funding
      Mortgage Securities
      I Series 2007-SA2
      (a)
      5.646% 04/25/37                   C/D       2,244        128,171
   Washington Mutual, Inc.
      Series 2007-HY3
      (a) (b)
      5.300% 03/25/37                 Cc/CCC      1,641        116,643
   Washington Mutual, Inc.
      Series 2007-HY4
      (a) (b)
      5.430% 04/25/37                 Cc/CCC      3,177      2,325,075
   Wells Fargo Mortgage
      Backed Securities
      Trust Series 2007-
      10 (b)
      6.250% 07/25/37                 B2/CCC      2,839      2,580,796
                                                          ------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS
   (Cost $61,220,089)                                       35,539,950
                                                          ------------
U.S. TREASURY OBLIGATIONS--0.3%
U.S. TREASURY NOTE--0.3%
   U.S. Treasury Notes (e)
      1.500% 10/31/10                               400        402,094
                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $400,583)                                             402,094
                                                          ------------

                                    MOODY'S /     PAR        MARKET
                                       S&P      (000'S)       VALUE
                                    ---------   -------   ------------
SHORT-TERM INVESTMENTS--8.2%
   Fannie Mae Discount
      Note (d)
      0.160% 06/21/10                Aaa/AAA    $10,000   $  9,999,111
                                                          ------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $9,999,111) **                                      9,999,111
                                                          ------------
TOTAL INVESTMENTS--98.5%
   (Cost $144,332,492)                                     119,996,706
                                                          ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES (F) --1.5%                                 1,876,680
                                                          ------------
NET ASSETS--100.0%                                        $121,873,386
                                                          ============

----------
CWALT Countrywide Alternative Loan Trust

IO   Interest Only

PO   Principal Only

(a) Adjustable rate security. Interest rate varies due to interest rate fluctuations, or, in the case of certain asset-backed securities, interest payment shortfalls.

(b) Where Moody's or S&P rating is not available, Fitch rating is substituted, if available.

(c) Security was purchased prior to the Portfolio's affiliation with JPMorgan Chase & Co.

(d)  Discount Note. Rate disclosed represents the yield at the time of purchase.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                $144,332,492
                              ------------
Unrealized appreciation          3,759,687
Unrealized depreciation        (28,095,473)
                              ------------
Net unrealized depreciation   $(24,335,786)
                              ============

  The accompanying notes are an integral part of the portfolio of investments.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2010
                                   (UNAUDITED)

(e) All or a portion of the security held as collateral for the following Futures contracts open at May 31, 2010:

NUMBER OF                          EXPIRATION       VALUE         VALUE AT       UNREALIZED
CONTRACTS               TYPE          MONTH     AT TRADE DATE    05/31/2010   (DEPRECIATION)*
---------          -------------   ----------   -------------   -----------   ---------------
Long Positions:
   77              U.S. Treasury
                   5 Year Note       09/2010     $ 8,983,919    $ 8,983,734      $   (185)
   131             U.S. Treasury
                   10 Year Note      09/2010      15,739,760     15,703,625       (36,135)
Short Positions:
   62              U.S. Treasury
                   2 Year Note       09/2010      13,509,399     13,524,719       (15,320)
                                                                                 --------
                                                                                 $(51,640)
                                                                                 ========

(f) Liabilities in excess of other assets include interest rate swaps as follows:

                                NOTIONAL
                  TERMINATION    AMOUNT    FIXED    FLOATING    VALUE AT        UNREALIZED
COUNTERPARTY         DATE         (000)     RATE     RATE      05/31/2010    (DEPRECIATION)*
------------      -----------   --------   -----   --------   ------------   ---------------
                                                   3 MONTH
Deutsche Bank**    09/17/2013    $20,000   4.520%    LIBOR     $(1,933,269)    $(1,933,269)
                                                               ===========     ===========

*    Primary risk exposure is interest rate contracts.

**   Portfolio pays the fixed rate and receives the floating rate.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Portfolio's investments carried at market value (See Notes to Portfolio of Investments):

                                                                   LEVEL 2        LEVEL 3
                                      TOTAL MARKET    LEVEL 1    SIGNIFICANT   SIGNIFICANT
                                       VALUE AS OF    QUOTED     OBSERVABLE    UNOBSERVABLE
                                      MAY 31, 2010     PRICE       INPUTS         INPUTS
                                      ------------   --------   ------------   ------------
GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES                         $ 58,807,175      $--     $ 58,807,175        $--
MORTGAGE DERIVATIVES                    15,248,376       --       15,248,376         --
COLLATERALIZED MORTGAGE OBLIGATIONS     35,539,950       --       35,539,950         --
U.S. TREASURY OBLIGATIONS                  402,094       --          402,094         --
SHORT TERM INVESTMENTS                   9,999,111       --        9,999,111         --
                                      ------------      ---     ------------        ---
TOTAL ASSETS                          $119,996,706      $--     $119,996,706        $--
                                      ============      ===     ============        ===

                                                                   LEVEL 2        LEVEL 3
                                      TOTAL MARKET    LEVEL 1    SIGNIFICANT    SIGNIFICANT
                                        VALUE AT      QUOTED     OBSERVABLE    UNOBSERVABLE
                                      MAY 31, 2010     PRICE       INPUTS         INPUTS
                                      ------------   --------   ------------   ------------
INVESTMENTS IN OTHER FINANCIAL
   INSTRUMENTS*                        $(1,984,909)  $(51,640)   $(1,933,269)       $--
                                      ------------   --------   ------------        ---
TOTAL LIABILITIES                      $(1,984,909)  $(51,640)   $(1,933,269)       $--
                                      ============   ========   ============        ===

* Other financial instruments include open futures contracts and swap contracts.

  The accompanying notes are an integral part of the portfolio of investments.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                       Notes to Portfolio of Investments
                                  MAY 31, 2010
                                   (UNAUDITED)

PORTFOLIO VALUATION -- The Bear Stearns CUFS(R) MLP Mortgage Portfolio (The "Portfolio") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. These fixed income securities are valued by pricing services approved by the Board of Directors based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities, and the potential material variation may be greater for those securities valued using fundamental analysis. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the RBB Fund, Inc.'s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The inputs and valuation techniques used to measure fair value of the Portfolio's investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 -- quoted prices in active markets for identical securities

     -    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's investments as of May 31, 2010 is included in the Portfolio of Investments.

FINANCIAL FUTURES CONTRACTS -- The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may enter into futures contracts to hedge against changes in interest rates and securities prices, or to otherwise manage its term structure, sector selections and duration. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Portfolio recognizes a realized gain or loss when the contract is closed.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that

                            BEAR STEARNS CUFS(R) MLP
                         MORTGAGE PORTFOLIO (CONCLUDED)
                        Notes to Portfolio of Investments
                                  MAY 31, 2010
                                  (UNAUDITED)

the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

For the period ended May 31, 2010, the Portfolio's average volume is 171 for long position futures contracts and 86 for short position futures contracts.

SWAP AGREEMENTS -- The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may invest in swap agreements for the purpose of hedging against changes in interest rates. Swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from independent market makers and the change, if any, is recorded as unrealized gain or loss in the statement of operations. Net payments of interest are recorded as realized gain or loss.

The Portfolio is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Portfolio such as swap contracts, option contracts, and TBA securities.

The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association Master Agreements (ISDA agreements). The Portfolio's ISDA agreements, which are separately negotiated with each dealer counterparty, typically contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. Such rights often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse impact on the Portfolio. For open swap contracts, see the Portfolio of Investments, which is also indicative of activity for the period ended May 31, 2010.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2010
                                   (UNAUDITED)

                                                       PAR
                                                      (000)           VALUE
                                                   -----------   ---------------
CERTIFICATES OF DEPOSIT--28.6%
DOMESTIC CERTIFICATES OF DEPOSIT--1.0%
State Street Bank & Trust Co.
   0.250%, 06/28/10                                $     7,000   $     7,000,000
                                                                 ---------------
EURO DOLLAR CERTIFICATES OF DEPOSIT--1.8%
Credit Industriel Et Commercial, London
   0.390%, 06/02/10                                      5,000         5,000,001
   0.405%, 06/23/10                                      7,000         7,000,021
                                                                 ---------------
                                                                      12,000,022
                                                                 ---------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--25.8% (a)
Abbey National Treasury Services PLC,
   Connecticut (b)
   0.555%, 07/20/10                                      3,555         3,555,000
   0.357%, 11/17/10                                      5,000         5,000,000
Banco Bilbao Vizcaya Argentaria S.A.,
   New York (b)
   0.364%, 07/12/10                                      5,000         5,000,028
   0.439%, 12/13/10                                      2,000         2,000,000
Bank of Nova Scotia, New York
   0.390%, 10/15/10                                      5,000         4,999,906
Bank of Tokyo-Mitsubishi UFJ, Ltd., New York
   0.290%, 06/04/10                                     12,000        12,000,000
   0.310%, 06/15/10                                     10,000        10,000,000
   0.320%, 07/01/10                                      7,000         7,000,000
Barclays Bank PLC, New York
   0.320%, 06/30/10                                      4,000         4,000,000
   0.408%, 08/18/10(b)                                   5,230         5,230,000
BNP Paribas SA, New York (b)
   0.354%, 10/15/10                                      5,000         5,000,000
Credit Agricole Corp. & Investment Bank,
   New York
   0.354%, 10/12/10                                      5,000         5,000,000
Deutsche Bank AG, New York
   0.400%, 07/09/10                                     10,000        10,000,000
Dexia Credit Local, GTD, New York (b)(d)
   1.054%, 06/17/10                                      6,000         6,000,000
National Australia Bank Limited, New York
   0.420%, 08/18/10                                      5,000         5,000,000
Rabobank Nederland NV, New York (b)
   0.297%, 01/10/11                                      3,000         3,000,000
   0.338%, 01/13/11                                      4,500         4,500,000

                                                       PAR
                                                      (000)           VALUE
                                                   -----------   ---------------
CERTIFICATES OF DEPOSIT--(CONTINUED)
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--(CONTINUED)
Royal Bank of Canada, New York (b)
   0.337%, 11/17/10                                $     7,000   $     7,000,000
Royal Bank of Scotland PLC, Connecticut
   0.400%, 06/21/10                                      5,000         5,000,000
   0.360%, 07/21/10                                      5,000         5,000,000
Royal Bank of Scotland, New York
   0.380%, 07/07/10                                      6,000         6,000,000
Societe Generale, New York
   0.384%, 06/07/10 (b)                                  5,000         5,000,000
   0.300%, 07/09/10                                      7,000         7,000,000
   0.365%, 07/12/10(b)                                   3,500         3,500,000
   0.366%, 07/23/10(b)                                   4,000         4,000,000
Sumitomo Mitsui Banking Corp., New York
   0.270%, 06/07/10                                      8,000         8,000,000
Svenska Handelsbanken, New York
   0.425%, 10/25/10                                      4,000         4,000,081
Toronto Dominion Bank, New York (b)
   0.280%, 11/05/10                                      4,500         4,500,000
   0.278%, 02/04/11                                      2,000         2,000,000
Unicredit SPA, New York
   0.300%, 06/18/10                                      6,000         6,000,000
Westpac Banking Corp., New York (b)
   0.389%, 10/19/10                                      3,220         3,220,000
   0.401%, 10/21/10                                      3,700         3,700,000
                                                                 ---------------
                                                                     171,205,015
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $190,205,037)                                               190,205,037
                                                                 ---------------
COMMERCIAL PAPER--32.2%
ASSET BACKED--22.9% (e)
Antalis US Funding Corp.
   0.400%, 06/14/10                                      5,000         4,999,278
Argento Variable Funding LLC
   0.280%, 06/01/10                                      8,000         8,000,000
Clipper Receivables Co. LLC
   0.250%, 06/15/10                                      6,000         5,999,417
   0.420%, 07/28/10                                      5,000         4,996,675
   0.450%, 08/17/10                                      4,000         3,996,150
Danske Corp.
   0.320%, 06/21/10                                      5,000         4,999,111

   The accompanying notes are an integral part of the schedule of investments.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2010
                                   (UNAUDITED)

                                                       PAR
                                                      (000)           VALUE
                                                   -----------   ---------------
COMMERCIAL PAPER--(CONTINUED)
ASSET BACKED--(CONTINUED)
GOVCO LLC
   0.250%, 06/17/10                                $     3,000   $     2,999,667
Jupiter Securitization Co. LLC
   0.450%, 08/16/10                                      4,000         3,996,200
Liberty Street Funding LLC
   0.330%, 08/02/10                                      8,000         7,995,453
Nieuw Amsterdam Receivables Corp.
   0.370%, 06/29/10                                      5,000         4,998,561
Old Line Funding LLC
   0.400%, 08/02/10                                      7,000         6,995,178
   0.400%, 08/03/10                                      7,000         6,995,100
Regency Markets No. 1 LLC
   0.350%, 06/14/10                                      8,000         7,998,989
   0.390%, 06/25/10                                      4,495         4,493,831
Scaldis Capital LLC
   0.280%, 06/21/10                                      7,000         6,998,911
Starbird Funding Corp.
   0.260%, 06/17/10                                      5,000         4,999,422
   0.250%, 07/06/10                                     10,000         9,997,569
Straight-A Funding LLC
   0.410%, 08/18/10                                      5,000         4,995,558
   0.420%, 08/20/10                                      3,000         2,997,200
Sydney Capital Corp.
   0.531%, 06/16/10                                      2,000         1,999,558
Thunder Bay Funding LLC
   0.400%, 08/02/10                                      4,500         4,496,900
Variable Funding Capital Co. LLC
   0.230%, 06/08/10                                     10,000         9,999,553
   0.260%, 07/06/10                                      5,000         4,998,736
   0.270%, 07/20/10                                     11,000        10,995,958
Windmill Funding Corp.
   0.240%, 06/14/10                                     10,000         9,999,133
                                                                 ---------------
                                                                     151,942,108
                                                                 ---------------
BANKS--9.3%
BNZ International Funding, Ltd. (b)
   0.358%, 02/04/11                                      4,500         4,500,309
Deutsche Bank Financial LLC (e)
   0.290%, 06/01/10                                     15,000        15,000,000

                                                       PAR
                                                      (000)           VALUE
                                                   -----------   ---------------
COMMERCIAL PAPER--(CONTINUED)
BANKS--(CONTINUED)
DnB NOR BANK ASA (e)
   0.250%, 07/02/10                                $     7,000   $     6,998,493
Fortis Funding LLC (e)
   0.300%, 07/08/10                                      7,000         6,997,842
JPMorgan Chase & Co. (e)
   0.250%, 07/14/10                                      5,000         4,998,507
   0.280%, 09/01/10                                      5,000         4,996,422
Societe Generale North America, Inc. (e)
   0.360%, 06/01/10                                      7,000         7,000,000
   0.370%, 06/21/10                                      1,368         1,367,719
   0.290%, 07/13/10                                      5,000         4,998,308
Westpac Trust Securities New Zealand LTD (b)
   0.417%, 11/05/10                                      4,950         4,950,000
                                                                 ---------------
                                                                      61,807,600
                                                                 ---------------
TOTAL COMMERCIAL PAPER
   (Cost $213,749,708)                                               213,749,708
                                                                 ---------------
MUNICIPAL BONDS--4.4%
California Housing Finance Agency Revenue,
   Series A, RB (LOC: Fannie Mae, Freddie
   Mac) (b)(d)
   0.280%, 06/04/10                                      4,000         4,000,000
Connecticut State, Health & Educational
   Facilities Authority Revenue, New Haven
   Hospital, Series K-2, RB (LOC: JPMorgan
   Chase Bank) (b)(d)
   0.250%, 06/04/10                                      6,000         6,000,000
Harris County Texas, Municipal Securities
   Trust Receipts, Class A, RB (LOC: Societe
   Generale) (b)(d)
   0.310%, 06/04/10                                      3,695         3,695,000
Massachusetts Bay Transportation Authority,
   General Transportation System, RB (SBPA:
   Dexia Credit Local) (b)(d)
   0.300%, 06/04/10                                      4,000         4,000,000

   The accompanying notes are an integral part of the schedule of investments.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2010
                                   (UNAUDITED)

                                                       PAR
                                                      (000)           VALUE
                                                   -----------   ---------------
MUNICIPAL BONDS--(CONTINUED)
Metropolitan Water District, Southern
   California Waterworks Revenue, Series C,
   RB (SBPA: Dexia Credit Local) (b)(d)
   0.240%, 06/04/10                                $     3,000   $     3,000,000
New York City, Industrial Development Agency
   Civic Facility Revenue, New York
   Law School Project, Series A, RB (LOC:
   JPMorgan Chase Bank) (b)(d)
   0.250%, 06/04/10                                      4,445         4,445,000
Texas State, Veterans Housing Assessment
   Project, Series A-2, GO (Liquidity Facility:
   JPMorgan Chase & Co.) (b)(d)
   0.310%, 06/04/10                                      3,900         3,900,000
                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (Cost $29,040,000)                                                 29,040,000
                                                                 ---------------
VARIABLE RATE OBLIGATIONS--1.2%
BANKS--1.2%
Commonwealth Bank of Australia, MTN (b)(c)
   0.344%, 11/22/10                                      3,000         3,000,000
Rabobank Nederland NV (b)(c)(d)
   0.792%, 07/07/10                                      4,900         4,900,000
                                                                 ---------------
                                                                       7,900,000
                                                                 ---------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $7,900,000)                                                   7,900,000
                                                                 ---------------
AGENCY OBLIGATIONS--13.6%
Federal Home Loan Bank (b)
   0.145%, 07/09/10                                      4,265         4,264,911
   0.245%, 10/08/10                                      3,100         3,099,670
   0.232%, 10/06/11                                      7,000         6,996,165
Freddie Mac
   0.510%, 07/06/10 (e)                                  4,800         4,797,620
   0.200%, 07/14/10(b)                                   2,500         2,499,897
   0.200%, 07/23/10(e)                                   4,100         4,098,816
   0.210%, 08/09/10(e)                                   2,000         1,999,195
   0.230%, 08/10/10(e)                                   3,000         2,998,658
   0.464%, 08/24/10(b)                                   1,895         1,895,019
   0.232%, 09/03/10(b)                                   2,865         2,864,852
   0.270%, 09/07/10(e)                                  10,000         9,992,650

                                                       PAR
                                                      (000)           VALUE
                                                   -----------   ---------------
AGENCY OBLIGATIONS--(CONTINUED)
   0.240%, 10/19/10(e)                             $     7,000   $     6,993,467
   0.408%, 02/14/11(b)                                  12,825        12,823,573
   0.351%, 04/01/11(b)                                   5,000         5,004,206
   0.227%, 05/05/11(b)                                  10,000         9,997,205
Fannie Mae
   0.297%, 08/05/10 (b)                                  2,300         2,299,851
   0.245%, 09/01/10(e)                                   5,000         4,996,869
   0.300%, 09/22/10(e)                                   3,000         2,997,175
                                                                 ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $90,619,799)                                                 90,619,799
                                                                 ---------------
U.S. TREASURY OBLIGATIONS--14.1%
U.S. Treasury Bills (e)
   0.230%, 06/10/10                                      3,000         2,999,828
   0.250%, 06/17/10                                      5,000         4,999,444
   0.310%, 07/15/10                                     12,000        11,995,453
   0.315%, 07/15/10                                      4,000         3,998,460
   0.385%, 07/15/10                                      6,900         6,896,753
   0.470%, 07/29/10                                      1,000           999,243
   0.225%, 08/26/10                                      4,000         3,997,850
   0.315%, 08/26/10                                      2,900         2,897,818
   0.185%, 09/02/10                                     10,000         9,995,222
   0.232%, 09/30/10                                      6,000         5,995,331
   0.240%, 09/30/10                                      6,605         6,599,672
   0.223%, 10/21/10                                     14,750        14,737,055
   0.236%, 10/28/10                                     13,000        12,987,302
   0.220%, 11/12/10                                      5,000         4,994,989
                                                                 ---------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $94,094,420)                                                 94,094,420
                                                                 ---------------
MASTER NOTE--0.6%
Bank of America Securities LLC (b)(d)
   0.370%, 06/01/10                                      4,000         4,000,000
                                                                 ---------------
TOTAL MASTER NOTE
   (Cost $4,000,000)                                                   4,000,000
                                                                 ---------------

   The accompanying notes are an integral part of the schedule of investments.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2010
                                   (UNAUDITED)

                                                       PAR
                                                      (000)           VALUE
                                                   -----------   ---------------
REPURCHASE AGREEMENT--5.3%
Deutsche Bank Securities Inc.
   (Tri-Party Agreement dated 05/31/10 to be
   repurchased at $35,112,780, collateralized
   by $32,577,000 par value, Federal Home
   Loan Bank Consolidated Bond and Federal
   Home Loan Mortgage Corp. Fixed Rate
   Note, 3.63% to 5.00%, due 09/16/11 to
   01/30/14, Fair Value of the collateral is
   $35,814,349) 0.200%, 06/01/10                   $    35,112   $    35,112,000
                                                                 ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $35,112,000)                                                 35,112,000
                                                                 ---------------
TOTAL INVESTMENTS AT VALUE--100.0%
   (Cost $664,720,964)*                                              664,720,964
                                                                 ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.0)%                            (67,074)
                                                                 ---------------
NET ASSETS (APPLICABLE TO 610,131,392
BEDFORD SHARES AND 54,513,333 SANSOM
   STREET SHARES)--100.0%                                        $   664,653,890
                                                                 ===============

* Aggregate cost is the same for financial reporting and Federal tax purposes.

(a)  Issuer is a US branch of a foreign domiciled bank.

(b)  Variable Rate Security. Rate shown is as of report date.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. At May 31, 2010, these securities amounted to $7,900,000 or 1.2% of net assets. These securities have been determined by the Adviser to be liquid securities.

(d) Rate shown is as of report date and the date shown is date on which principal and accrued interest may be recovered through demand.

(e)  Rate disclosed represents the discount rate at the time of purchase.

GO   General Obligation

LOC  Letter of Credit

RB   Revenue Bond

SBPA Standby Bond Purchase Agreement

  The accompanying notes are an integral part of the schedule of investments.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2010
                                  (UNAUDITED)

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Portfolio's investments carried at value (See Notes to Schedule of Investments):

                                                         Level 2        Level 3
                                 Total      Level 1    Significant    Significant
                               Value at      Quoted    Observable    Unobservable
                             May 31, 2010    Price       Inputs         Inputs
                             ------------   -------   ------------   ------------
Investments in Securities*   $664,720,964     $--     $664,720,964        $--
                             ============     ===     ============        ===

* Please refer to the Schedule of Investments for industry and security type breakouts.

  The accompanying notes are an integral part of the schedule of investments.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        NOTES TO SCHEDULE OF INVESTMENTS
                                  MAY 31, 2010
                                   (UNAUDITED)

SECURITY VALUATION -- Securities held in the Money Market Portfolio ("Portfolio") are valued under the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate fair value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

FAIR VALUE MEASUREMENT -- The inputs and valuation techniques used to measure fair value of the Portfolio's investments are summarized into three levels as described below:

-    Level 1 -- quoted prices in active markets for identical securities

-    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

-    Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's investments as of May 31, 2010 is included with the Portfolio's Schedule of Investments.

  For more information with regard to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange
                                  Commission.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2010
                                  (UNAUDITED)

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   -----------   ---------------
COMMON STOCKS--99.8%
BASIC INDUSTRY--5.4%
   Aurizon Mines Ltd. *                                145,700   $       709,559
   Boise, Inc. *                                       113,600           697,504
   Cabot Corp.                                          20,500           574,205
   Gammon Gold, Inc. *                                  90,900           667,206
   KMG Chemicals, Inc.                                  45,600           767,448
   PolyOne Corp. *                                      12,800           127,872
   Rockwood Holdings, Inc. *                            28,500           739,290
   Stillwater Mining Co. *                              47,000           622,280
                                                                 ---------------
                                                                       4,905,364
                                                                 ---------------
CONSUMER CYCLICAL--14.3%
   Belo Corp., Class A *                                94,900           689,923
   Bon-Ton Stores, Inc., (The) *                        17,400           225,852
   Cato Corp. (The), Class A                             7,600           180,348
   Cinemark Holdings, Inc.                              37,600           601,224
   Cooper Tire & Rubber Co.                              6,800           128,588
   Culp, Inc. *                                         34,700           454,570
   DSW, Inc., Class A *                                  3,100            89,528
   Eastman Kodak Co. *                                  99,500           561,180
   Finish Line, Inc., (The), Class A                    44,000           732,600
   Jones Apparel Group, Inc.                            35,400           695,256
   Libbey, Inc. *                                       25,700           360,571
   M/I Homes, Inc. *                                    49,700           588,448
   Maidenform Brands, Inc. *                            28,800           666,432
   Meredith Corp.                                        5,200           174,668
   Netflix, Inc. *                                       3,300           366,795
   Pinnacle Airlines Corp. *                            96,700           664,329
   Scholastic Corp.                                     27,700           724,355
   Select Comfort Corp. *                               55,000           617,100
   Shoe Carnival, Inc. *                                27,300           684,411
   Signet Jewelers Ltd. *                                7,100           220,455
   Standard Motor Products, Inc.                         5,500            46,035
   Stein Mart, Inc. *                                   11,500            91,655
   Sturm Ruger & Co., Inc.                              26,900           423,406
   Tenneco, Inc. *                                      36,200           802,192
   THQ, Inc. *                                          93,500           561,000
   Ulta Salon, Cosmetics & Fragrance, Inc. *            31,700           810,886
   Valassis Communications, Inc. *                      20,700           755,964
                                                                 ---------------
                                                                      12,917,771
                                                                 ---------------
CONSUMER GROWTH--22.5%
   AMN Healthcare Services, Inc. *                       5,600            46,592

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   -----------   ---------------
CONSUMER GROWTH--(CONTINUED)
   Andersons, Inc., (The)                                5,400   $       176,742
   ArthroCare Corp. *                                   20,300           597,023
   Blyth, Inc.                                          12,200           605,608
   Cardiome Pharma Corp. *                              83,100           702,195
   Cardtronics, Inc. *                                  62,800           813,260
   Career Education Corp. *                             19,500           546,000
   Continucare Corp. *                                 137,400           531,738
   Cott Corp. *                                         77,900           571,007
   Coventry Health Care, Inc. *                         28,300           585,810
   Cubist Pharmaceuticals, Inc. *                       12,800           275,200
   Emergent Biosolutions, Inc. *                        15,700           247,275
   Given Imaging Ltd. *                                 32,100           554,688
   Healthspring, Inc. *                                 39,100           679,167
   Hi-Tech Pharmacal Co., Inc. *                        29,000           666,420
   ICON PLC- SP ADR *                                   23,300           648,206
   Impax Laboratories, Inc. *                           35,600           750,270
   Inter Parfums, Inc.                                  20,500           320,415
   Jazz Pharmaceuticals, Inc. *                         59,900           485,789
   Lincoln Educational Services Corp. *                 33,500           798,305
   Medical Action Industries, Inc. *                    53,900           613,382
   Medicines Co., (The) *                               74,600           627,013
   Medicis Pharmaceutical Corp., Class A                30,400           704,976
   Nu Skin Enterprises, Inc., Class A                   20,400           586,704
   Odyssey Healthcare, Inc. *                           35,100           932,256
   Orthofix International, N.V. *                       14,600           465,594
   Par Pharmaceutical Cos., Inc. *                      16,500           458,040
   PerkinElmer, Inc.                                    29,100           660,279
   Pilgrim's Pride Corp. *                              63,900           509,922
   Providence Service Corp. *                           46,800           767,052
   Sirona Dental Systems, Inc. *                        17,800           629,764
   SXC Health Solutions Corp. *                         13,100           963,636
   Tyson Foods, Inc., Class A                           29,700           522,126
   Universal Technical Institute, Inc. *                31,300           768,415
   ZymoGenetics, Inc. *                                122,000           567,300
                                                                 ---------------
                                                                      20,378,169
                                                                 ---------------
ENERGY--4.0%
   Clayton Williams Energy, Inc. *                      16,400           744,560
   Complete Production Services, Inc. *                 57,400           746,774
   CVR Energy, Inc. *                                   87,900           664,524
   Newpark Resources, Inc. *                           115,700           742,794
   Oil States International, Inc. *                     13,500           527,040

  The accompanying notes are an integral part of the portfolo of investments.

                          BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2010
                                   (UNAUDITED)

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   -----------   ---------------
ENERGY--(CONTINUED)
   TransGlobe Energy Corp. *                            26,200   $       181,042
                                                                 ---------------
                                                                       3,606,734
                                                                 ---------------
FINANCIAL--17.6%
   Advance America Cash Advance Centers, Inc.          115,900           559,797
   Allied World Assurance Co. Holdings Ltd.             13,000           583,830
   Alterra Capital Holdings Ltd.                        10,500           196,455
   American Financial Group, Inc.                       28,500           795,150
   American Safety Insurance Holdings Ltd. *            49,000           782,530
   Arch Capital Group Ltd. *                             7,700           566,104
   Artio Global Investors, Inc., Class A                28,400           525,116
   BGC Partners, Inc., Class A                         121,200           755,076
   Calamos Asset Management, Inc., Class A              60,200           662,200
   CNinsure, Inc., ADR                                   5,800           145,116
   Duff & Phelps Corp., Class A                         31,600           426,284
   Encore Capital Group, Inc. *                         26,200           547,580
   EZCORP, Inc., Class A *                              34,500           631,695
   FBL Financial Group, Inc., Class A                   27,900           681,597
   FBR Capital Markets Corp. *                         148,100           599,805
   First Mercury Financial Corp.                        56,800           696,368
   GFI Group, Inc.                                      93,900           568,095
   Hallmark Financial Services, Inc. *                  67,900           690,543
   Lender Processing Services, Inc.                     14,900           505,706
   National Financial Partners Corp. *                  56,600           789,004
   Nelnet, Inc., Class A                                43,000           851,400
   Pzena Investment Management, Inc., Class A           90,600           635,106
   Safety Insurance Group, Inc.                          6,200           224,006
   Transatlantic Holdings, Inc.                         15,400           724,262
   United Fire & Casualty Co.                           32,500           693,875
   United Western Bancorp, Inc.                        203,600           248,392
   Unitrin, Inc.                                        30,800           822,052
                                                                 ---------------
                                                                      15,907,144
                                                                 ---------------
INDUSTRIAL--12.0%
   AerCap Holdings N.V. *                               42,800           513,172
   Air Transport Services Group, Inc. *                123,100           691,822
   Aircastle Ltd.                                        8,900            87,665
   Altra Holdings, Inc. *                               56,600           706,368

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   -----------   ---------------
INDUSTRIAL--(CONTINUED)
   AMERCO *                                             13,700   $       748,705
   Consolidated Graphics, Inc. *                        18,200           836,108
   Drew Industries, Inc. *                               4,000            87,760
   Federal-Mogul Corp. *                                39,300           678,318
   IESI-BFC Ltd.                                        29,700           599,049
   Ingram Micro, Inc., Class A *                         5,300            89,888
   Kadant, Inc. *                                       25,700           501,921
   Navistar International Corp. *                       15,900           861,462
   Power-One, Inc. *                                   103,300           806,773
   R.R. Donnelley & Sons Co.                            32,000           613,120
   Shaw Group, Inc., (The) *                             9,400           320,634
   TAL International Group, Inc.                        13,800           331,062
   Tech Data Corp. *                                    17,500           711,375
   Tennant Co.                                          20,200           676,498
   Timken Co., (The)                                    24,200           696,718
   UniFirst Corp.                                        7,400           333,000
                                                                 ---------------
                                                                      10,891,418
                                                                 ---------------
TECHNOLOGY--22.4%
   Acacia Research *                                    42,700           642,635
   ACI Worldwide, Inc. *                                33,700           644,007
   Agilysys, Inc.                                       58,700           395,638
   Applied Micro Circuits Corp. *                       63,500           700,088
   Cirrus Logic, Inc. *                                 50,200           713,593
   Coherent, Inc. *                                     19,900           702,470
   Conexant Systems, Inc. *                            141,700           402,428
   DivX, Inc. *                                         22,400           161,728
   Integrated Device Technology, Inc. *                 39,200           228,928
   Integrated Silicon Solution, Inc. *                  68,700           647,154
   Internap Network Services Corp. *                   110,900           567,808
   Jabil Circuit, Inc.                                  17,500           239,575
   JDS Uniphase Corp. *                                 39,500           454,250
   Knot, Inc., (The) *                                  17,700           132,396
   LaserCard Corp. *                                    97,500           476,775
   Lattice Semiconductor Corp. *                        89,500           443,920
   Manhattan Associates, Inc. *                         30,400           880,080
   Medidata Solutions, Inc. *                           22,300           313,315
   Mindspeed Technologies, Inc. *                       59,300           502,271
   NCR Corp. *                                          49,400           656,032
   Newport Corp. *                                      21,900           227,322
   OPNET Technologies, Inc.                             43,000           689,290
   PLX Technology, Inc. *                              106,900           517,396

   The accompanying notes are an integral part of the portfolo of investments.

                          BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2010
                                  (UNAUDITED)

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   -----------   ---------------
TECHNOLOGY--(CONTINUED)
   Progress Software Corp. *                            20,500   $       654,770
   RADVision Ltd. *                                     97,349           570,465
   RealNetworks, Inc. *                                159,000           572,400
   Renesola Ltd., ADR *                                113,500           700,295
   RF Micro Devices, Inc. *                            124,100           595,680
   Richardson Electronics Ltd.                          76,800           748,032
   Shutterfly, Inc. *                                   15,700           362,670
   Smith Micro Software, Inc. *                          8,700            85,695
   SonicWALL, Inc. *                                    59,500           542,045
   Spreadtrum Communications, Inc., ADR *               82,800           885,960
   Teradyne, Inc. *                                     44,500           488,610
   TriQuint Semiconductor, Inc. *                       74,700           524,394
   Unisys Corp. *                                       26,600           617,120
   VeriFone Holdings, Inc. *                            42,000           847,560
   Vishay Intertechnology, Inc. *                       81,800           740,290
                                                                 ---------------
                                                                      20,275,085
                                                                 ---------------
UTILITY--1.6%
   Laclede Group, Inc., (The)                           20,000           661,800
   Net Servicos de Comunicacao SA - ADR *               13,000           132,860
   NV Energy, Inc.                                      55,500           654,345
                                                                 ---------------
                                                                       1,449,005
                                                                 ---------------
      TOTAL COMMON STOCKS
         (Cost $83,537,748)                                           90,330,690
                                                                 ---------------
SHORT-TERM INVESTMENTS--0.1%
   Columbia Prime Reserves Fund                         57,551            57,551
                                                                 ---------------
      TOTAL SHORT-TERM INVESTMENTS
         (Cost $57,551)                                                   57,551
                                                                 ---------------
TOTAL INVESTMENTS--99.9%
   (Cost $83,595,299)**                                               90,388,241
                                                                 ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                              131,264
                                                                 ---------------
NET ASSETS--100.0%                                               $    90,519,505
                                                                 ===============

----------
*    Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                  $83,595,299
                                -----------
Gross unrealized appreciation    11,881,009
Gross unrealized depreciation    (5,088,067)
                                -----------
Net unrealized appreciation     $ 6,792,942
                                ===========

ADR    -- American Depositary Receipt.

SP ADR -- Sponsored American Depositary Receipt.

  The accompanying notes are an integral part of the portfolo of investments.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2010
                                  (UNAUDITED)

The following is a summary of inputs used, as of May 31, 2010, in valuing the Fund's investments carried at market value (see Notes to Portfolio of Investments):

                                                            LEVEL 2        LEVEL 3
                             TOTAL MARKET     LEVEL 1     SIGNIFICANT    SIGNIFICANT
                               VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                             MAY 31, 2010      PRICE         INPUTS        INPUTS
                             ------------   -----------   -----------   ------------
Investments in Securities*    $90,388,241   $90,388,241       $--            $--
                              ===========   ===========       ===            ===

* See Portfolio of Investments detail for security type and sector classification breakout.

  The accompanying notes are an integral part of the portfolio of investments.

                           BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                        NOTES TO PORTFOLIO OF INVESTMENTS
                            MAY 31, 2010 (UNAUDITED)

PORTFOLIO VALUATION -- The Bogle Investment Management Small Cap Growth Fund's (the "Fund") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.'s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - THE inputs and valuations techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

-    Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

-    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

-    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of May 31, 2010 is included with the Fund's Portfolio of Investments.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2010
                                   (UNAUDITED)

                                                      Shares          Value
                                                   -----------   ---------------
DOMESTIC COMMON STOCKS -- 96.5%
BANKING -- 1.3%
Wells Fargo & Co.                                        4,300   $       123,367
                                                                 ---------------
CAPITAL GOODS -- 18.2%
3M Co.                                                   1,600           126,896
Boeing Co., (The)                                        3,100           198,958
Bucyrus International, Inc.                              1,700            91,052
Caterpillar, Inc.                                        1,800           109,368
Cummins, Inc.                                            2,900           197,142
Joy Global, Inc.                                         3,700           188,700
McDermott International, Inc.*                           5,100           113,118
Precision Castparts Corp.                                3,100           361,770
Rockwell Collins, Inc.                                   1,700            99,178
United Technologies Corp.                                3,200           215,616
                                                                 ---------------
                                                                       1,701,798
                                                                 ---------------
CONSUMER DURABLES & APPAREL -- 4.6%
NIKE, Inc., Class B                                      4,400           318,472
VF Corp.                                                 1,400           108,290
                                                                 ---------------
                                                                         426,762
                                                                 ---------------
DIVERSIFIED FINANCIALS -- 1.1%
Bank of America Corp.                                    6,800           107,032
                                                                 ---------------
ENERGY -- 2.0%
Schlumberger Ltd.                                        3,300           185,295
                                                                 ---------------
FOOD, BEVERAGES & TOBACCO -- 2.5%
General Mills, Inc.                                      1,400            99,722
PepsiCo, Inc.                                            2,100           132,069
                                                                 ---------------
                                                                         231,791
                                                                 ---------------
HEALTH CARE EQUIPMENT & SERVICES -- 7.2%
CIGNA Corp.                                              2,100            70,287
Express Scripts, Inc.*                                   1,400           140,840
McKesson Corp.                                           3,100           217,000
Stryker Corp.                                            2,500           132,575
WellPoint, Inc.*                                         2,200           112,860
                                                                 ---------------
                                                                         673,562
                                                                 ---------------
HOUSEHOLD PRODUCTS -- 3.7%
Colgate-Palmolive Co.                                    1,800           140,562
Procter & Gamble Co., (The)                              3,300           201,597
                                                                 ---------------
                                                                         342,159
                                                                 ---------------
INSURANCE -- 1.3%
Prudential Financial, Inc.                               2,200           126,962
                                                                 ---------------
MATERIALS -- 2.6%
Cliffs Natural Resources, Inc.                           3,400           189,924
Newmont Mining Corp.                                     1,000            53,820
                                                                 ---------------
                                                                         243,744
                                                                 ---------------

                                                      Shares          Value
                                                   -----------   ---------------
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 2.1%
Celgene Corp.*                                             900   $        47,484
Life Technologies Corp.*                                 1,900            95,114
Merck & Co., Inc.                                        1,500            50,535
                                                                 ---------------
                                                                         193,133
                                                                 ---------------
RETAILING -- 10.9%
Amazon.com, Inc.*                                        2,900           363,834
Home Depot, Inc.                                         3,700           125,282
Nordstrom, Inc.                                          1,600            63,520
Priceline.com, Inc.*                                       650           124,254
Target Corp.                                             2,000           109,060
TJX Cos., Inc. (The)                                     5,100           231,846
                                                                 ---------------
                                                                       1,017,796
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTORS EQUIPMENT -- 1.8%
Intel Corp.                                              3,900            83,538
Micron Technology, Inc.*                                 8,900            80,901
                                                                 ---------------
                                                                         164,439
                                                                 ---------------
SOFTWARE & SERVICES -- 18.0%
Akamai Technologies, Inc.*                               2,300            91,356
Autodesk, Inc.*                                          2,100            61,446
Cognizant Technology Solutions Corp., Class A*           7,100           355,284
Google, Inc., Class A*                                     185            89,758
Microsoft Corp.                                          8,200           211,560
Oracle Corp.                                             4,000            90,280
Salesforce.com, Inc.*                                    5,000           432,650
VMware, Inc., Class A*                                   5,300           350,913
                                                                 ---------------
                                                                       1,683,247
                                                                 ---------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 15.9%
Agilent Technologies, Inc.*                              3,700           119,732
Amphenol Corp., Class A                                  2,200            93,280
Apple, Inc.*                                             1,650           424,314
Cisco Systems, Inc.*                                    11,300           261,708
EMC Corp.*                                               6,400           119,168
Juniper Networks, Inc.*                                  3,600            95,832
NetApp, Inc.*                                            7,600           286,368
Seagate Technology*                                      5,300            81,408
                                                                 ---------------
                                                                       1,481,810
                                                                 ---------------
TRANSPORTATION -- 3.3%
CSX Corp.                                                1,400            73,150
Union Pacific Corp.                                      3,300           235,719
                                                                 ---------------
                                                                         308,869
                                                                 ---------------
   TOTAL DOMESTIC COMMON STOCKS
      (Cost $7,791,885)                                                9,011,766
                                                                 ---------------

  The accompanying notes are an integral part of the portfolio of investments.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2010
                                   (UNAUDITED)

                                                                      Value
                                                                 ---------------
TOTAL INVESTMENTS -- 96.5%
(Cost $7,791,885)**                                              $     9,011,766
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.5%                            322,880
                                                                 ---------------
NET ASSETS -- 100.0%                                             $     9,334,646
                                                                 ===============

*    Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost                  $7,791,885
                                ----------
Gross unrealized appreciation    1,467,789
Gross unrealized depreciation     (247,908)
                                ----------
Net unrealized appreciation     $1,219,881
                                ==========

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's investments carried at market value (See Notes to Portfolio of Investments):

                                                            LEVEL 2        LEVEL 3
                                  TOTAL        LEVEL 1    SIGNIFICANT    SIGNIFICANT
                                VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                              MAY 31, 2010      PRICE        INPUTS        INPUTS
                              ------------   ----------   -----------   ------------
Investments in Securities *    $9,011,766    $9,011,766       $--            $--
                               ==========    ==========       ===            ===

* Please refer to the Portfolio of Investments for industry and security type breakouts.

  The accompanying notes are an integral part of the portfolio of investments.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                        NOTES TO PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2010
                                   (UNAUDITED)

PORTFOLIO VALUATION -- The Marvin & Palmer Fund's (the "Fund") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of May 31, 2010 is included with the Fund's Portfolio of Investments.

For more information with regard to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--99.1%
BASIC INDUSTRIES--3.7%
   Graham Packaging Co., Inc. *                         94,435   $     1,183,271
   Schweitzer-Mauduit International, Inc. (a)           11,460           632,592
   Sensient Technologies Corp.                          12,160           336,710
   Spartech Corp. * (a)                                 36,000           479,160
   USEC, Inc. * (a)                                     79,710           420,869
                                                                 ---------------
                                                                       3,052,602
                                                                 ---------------
CAPITAL GOODS--8.1%
   Actuant Corp., Class A                               22,455           454,040
   Acuity Brands, Inc. (a)                              14,895           612,631
   Beacon Roofing Supply, Inc. * (a)                    37,595           789,495
   Brady Corp., Class A                                  8,833           256,864
   Drew Industries, Inc. *                              17,530           384,608
   Granite Construction, Inc. (a)                       16,720           495,748
   Griffon Corp. *                                      63,955           776,414
   LSI Industries, Inc.                                 16,915            98,784
   Mueller Industries, Inc.                              8,825           233,951
   Mueller Water Products, Inc., Class A                77,085           333,778
   Olin Corp.                                           13,790           264,354
   Rofin-Sinar Technologies, Inc. *                      5,200           124,124
   RTI International Metals, Inc. * (a)                 19,585           519,198
   Tutor Perini Corp. *                                 29,615           660,415
   WESCO International, Inc. * (a)                      16,245           607,563
                                                                 ---------------
                                                                       6,611,967
                                                                 ---------------
COMMUNICATIONS--0.7%
   EarthLink, Inc.                                      40,360           346,692
   Neutral Tandem, Inc. *                               16,000           215,040
                                                                 ---------------
                                                                         561,732
                                                                 ---------------
CONSUMER DURABLES--0.8%
   Tempur-Pedic International, Inc. *                   19,690           653,708
                                                                 ---------------
CONSUMER NON-DURABLES--7.1%
   Alliance One International, Inc. * (a)               68,395           285,207
   Brown Shoe Co., Inc.                                 31,442           524,453
   Callaway Golf Co. (a)                                67,325           566,876
   Dole Food Co., Inc. *                                75,365           689,590
   Fresh Del Monte Produce, Inc. *                      19,670           393,400

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
CONSUMER NON-DURABLES--(CONTINUED)
   Matthews International Corp., Class A                 8,400   $       271,992
   Nu Skin Enterprises, Inc., Class A (a)               21,275           611,869
   RC2 Corp. *                                          36,685           682,341
   Skechers U.S.A., Inc., Class A *                     18,810           708,761
   Steven Madden Ltd. * (a)                             12,967           437,377
   Take-Two Interactive Software, Inc. * (a)            15,985           184,946
   Universal Corp. (a)                                  11,500           470,005
                                                                 ---------------
                                                                       5,826,817
                                                                 ---------------
CONSUMER SERVICES--23.8%
   ABM Industries, Inc.                                 17,035           365,741
   Asbury Automative Group, Inc. *                      41,965           554,777
   Asset Acceptance Capital Corp. * (a)                 21,635           127,863
   BJ's Wholesale Club, Inc. *                          22,290           893,160
   Bowne & Co., Inc.                                   104,260         1,154,158
   Brink's Co., (The)                                   41,110           931,964
   Charming Shoppes, Inc. * (a)                        112,520           513,091
   Dress Barn, Inc., (The) * (a)                        33,215           909,759
   DynCorp International, Inc., Class A *               37,460           640,941
   Ennis, Inc.                                          16,880           296,919
   Finish Line, Inc., (The), Class A                    59,940           998,001
   Franklin Covey Co. *                                 32,015           221,864
   G&K Services, Inc., Class A                          14,247           344,635
   Group 1 Automotive, Inc. * (a)                       14,175           403,137
   Gymboree Corp., (The) * (a)                           5,715           254,775
   Heidrick & Struggles International, Inc.             30,695           710,589
   Hillenbrand, Inc.                                    37,085           900,795
   InfoGROUP, Inc. *                                    38,805           307,142
   International Speedway Corp., Class A                31,658           882,942
   Knoll, Inc.                                          47,148           697,319
   Knot, Inc., (The) *                                  33,715           252,188
   Live Nation Entertainment, Inc. *                    56,800           694,664
   MAXIMUS, Inc. (a)                                    12,365           740,663
   Men's Wearhouse, Inc., (The) (a)                     20,060           436,104

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
CONSUMER SERVICES--(CONTINUED)
   Navigant Consulting, Inc. *                          48,340   $       585,881
   Regis Corp. (a)                                      31,365           576,802
   Rent-A-Center, Inc. * (a)                            24,540           594,359
   School Specialty, Inc. *                              7,035           151,182
   Service Corp. International                          47,885           408,938
   SFN Group, Inc. *                                    87,030           666,650
   Steiner Leisure Ltd. *                                6,240           258,960
   Steinway Musical Instruments *                       15,005           282,094
   Towers Watson & Co., Class A (a)                     13,255           609,730
   Weight Watchers International, Inc. (a)               9,450           259,119
   World Fuel Services Corp.                            33,052           860,344
                                                                 ---------------
                                                                      19,487,250
                                                                 ---------------
ENERGY--2.0%
   Approach Resources, Inc. *                           21,840           156,593
   Bristow Group, Inc. * (a)                            23,350           758,875
   Helix Energy Solutions Group, Inc. *                 26,065           283,848
   Petroleum Development Corp. *                         5,785           119,171
   Rosetta Resources, Inc. * (a)                        14,315           313,928
                                                                 ---------------
                                                                       1,632,415
                                                                 ---------------
FINANCE--21.4%
   Alterra Capital Holdings Ltd.                        48,205           901,916
   Ameris Bancorp                                       18,555           209,115
   AMERISAFE, Inc. *                                    14,595           246,655
   Apollo Investment Corp.                              44,915           468,463
   Ares Capital Corp.                                   26,945           364,835
   Centerstate Banks, Inc.                              27,595           319,274
   Citizens Republic Bancorp, Inc. *                   365,570           402,127
   CNA Surety Corp. *                                   11,320           185,874
   Columbia Banking System, Inc.                        12,075           269,635
   Cowen Group, Inc., Class A *                         21,685           102,787
   Cypress Sharpridge Investments, Inc.                 45,755           598,933
   East West Bancorp, Inc. (a)                          21,955           373,235
   FBR Capital Markets Corp. *                          96,550           391,028
   Fifth Street Finance Corp. (a)                       50,050           571,070
   First Citizens Bancshares, Inc., Class A              2,645           529,000

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
FINANCE--(CONTINUED)
   First Financial Bancorp                              23,900   $       379,890
   Flagstone Reinsurance Holdings S.A.                  18,745           221,566
   Gladstone Capital Corp.                              12,375           139,466
   Heritage Financial Corp. *                            5,925            88,697
   Horace Mann Educators Corp.                          20,195           310,397
   Infinity Property & Casualty Corp.                    8,830           413,244
   JMP Group, Inc.                                      53,130           372,973
   Knight Capital Group, Inc., Class A * (a)            75,585         1,104,297
   Maiden Holdings Ltd.                                 79,170           549,440
   MGIC Investment Corp. * (a)                          41,000           383,760
   Nara Bancorp, Inc. *                                 72,540           553,480
   Navigators Group, Inc., (The) *                       7,040           288,358
   Nelnet, Inc., Class A                                57,181         1,132,184
   PHH Corp. * (a)                                      42,380           934,479
   Platinum Underwriters Holdings Ltd. (a)              30,865         1,136,141
   ProAssurance Corp. *                                  3,320           195,415
   Safety Insurance Group, Inc.                          7,985           288,498
   SeaBright Insurance Holdings, Inc.                   14,350           147,949
   State Auto Financial Corp.                           10,135           183,241
   Student Loan Corp., (The)                            14,975           439,516
   SVB Financial Group *                                 8,535           382,880
   Symetra Financial Corp.                              61,305           809,226
   TradeStation Group, Inc. *                           44,695           317,781
   United America Indemnity Ltd., Class A *             22,507           179,156
   United Rentals, Inc. * (a)                           10,515           127,757
   Wilmington Trust Corp. (a)                           31,775           479,167
                                                                 ---------------
                                                                      17,492,905
                                                                 ---------------
HEALTH CARE--15.5%
   Addus HomeCare Corp. *                               40,060           250,776
   Amedisys, Inc. * (a)                                  8,090           402,235
   AmSurg Corp. *                                       16,700           330,660
   Centene Corp. * (a)                                  14,255           325,299
   Conmed Corp. *                                       19,880           386,467
   Haemonetics Corp. * (a)                              13,530           729,808
   Hanger Orthopedic Group, Inc. *                      24,040           409,882

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
HEALTH CARE--(CONTINUED)
   Invacare Corp. (a)                                   11,835   $       282,738
   Kindred Healthcare, Inc. *                           35,090           544,246
   LHC Group, Inc. * (a)                                13,635           419,958
   LifePoint Hospitals, Inc. *                          18,490           656,210
   Medical Action Industries, Inc. *                    16,085           183,047
   Odyssey HealthCare, Inc. *                           31,825           845,272
   Owens & Minor, Inc.                                   5,737           171,364
   PharMerica Corp. *                                   15,605           255,922
   PSS World Medical, Inc. * (a)                        19,650           450,182
   Psychiatric Solutions, Inc. * (a)                    25,075           811,929
   RehabCare Group, Inc. * (a)                          31,245           908,917
   Res-Care, Inc. *                                     27,550           309,938
   Select Medical Holdings Corp. *                      70,615           571,982
   Skilled Healthcare Group, Inc., Class A             152,745         1,257,091
   Symmetry Medical, Inc. *                             94,355         1,027,526
   U.S. Physical Therapy, Inc. *                        72,014         1,201,914
                                                                 ---------------
                                                                      12,733,363
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS--6.3%
   Anworth Mortgage Asset Corp. (a)                    200,797         1,361,404
   Capstead Mortgage Corp.                              24,605           280,989
   Chatham Lodging Trust *                              40,865           735,570
   Colony Financial, Inc. (a)                           17,645           320,963
   Gladstone Commercial Corp.                           14,275           231,826
   Hatteras Financial Corp. (a)                          9,220           255,394
   MFA Financial, Inc.                                 136,010           996,953
   Monmouth Real Estate Investment Corp.,
      Class A                                           55,795           403,398
   Redwood Trust, Inc.                                  36,630           556,410
                                                                 ---------------
                                                                       5,142,907
                                                                 ---------------
TECHNOLOGY--7.1%
   Bel Fuse, Inc., Class B                              12,630           222,541
   Belden, Inc.                                         31,900           826,210
   CIBER, Inc. *                                        69,200           206,216
   Coherent, Inc. *                                      5,765           203,504
   Electronics For Imaging, Inc. *                      22,405           249,592
   EnerSys *                                            41,095           924,637
   Generac Holdings, Inc. *                             18,755           206,117
   Heartland Payment Systems, Inc.                      46,875           770,156

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
TECHNOLOGY--(CONTINUED)
   Imation Corp. *                                      24,215   $       248,930
   Insight Enterprises, Inc. *                          15,460           224,788
   Ness Technologies, Inc. *                            29,035           151,563
   NETGEAR, Inc. *                                      22,855           519,037
   PAR Technology Corp. * (a)                           31,040           210,141
   SYNNEX Corp. * (a)                                    9,075           242,575
   Technitrol, Inc.                                     28,605           110,129
   Verigy Ltd. *                                        17,620           179,019
   Zoran Corp. *                                        36,135           349,064
                                                                 ---------------
                                                                       5,844,219
                                                                 ---------------
TRANSPORTATION--1.8%
   Arkansas Best Corp. (a)                              14,970           350,148
   UTI Worldwide, Inc. (a)                              77,655         1,122,115
                                                                 ---------------
                                                                       1,472,263
                                                                 ---------------
UTILITIES--0.8%
   PNM Resources, Inc.                                  56,225           693,816
                                                                 ---------------
TOTAL COMMON STOCK
   (Cost $70,885,501)                                                 81,205,964
                                                                 ---------------
SECURITIES LENDING COLLATERAL--28.7%
   Institutional Money Market Trust                 23,492,916        23,492,916
                                                                 ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $23,492,916)                                                 23,492,916
                                                                 ---------------
TOTAL INVESTMENTS--127.8%
   (Cost $94,378,417)**                                              104,698,880
LIABILITIES IN EXCESS OF OTHER ASSETS--(27.8)%                       (22,756,546)
                                                                 ---------------
NET ASSETS--100.0%                                               $    81,942,334
                                                                 ===============

----------
*    -- Non-income producing.

(a) -- All or a portion of the security is on loan. See Notes to Portfolio of Investments

** -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost                  $94,378,417
                                -----------
Gross unrealized appreciation    15,812,324
Gross unrealized depreciation    (5,491,861)
                                -----------
Net unrealized appreciation     $10,320,463
                                ===========

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)

                                                        PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund's investments as of May 31, 2010 is as follows (see Notes to Portfolio of Invesments):

                                                              LEVEL 2        LEVEL 3
                                  TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                               VALUE AS OF      QUOTED       OBSERVABLE   UNOBSERVABLE
                                05/31/10         PRICE         INPUTS        INPUTS
                              ------------   ------------   -----------   ------------
Investments in securities *   $104,698,880   $104,698,880       $--            $--
                              ------------   ------------       ---            ---
   Total Assets               $104,698,880   $104,698,880       $--            $--
                              ============   ============       ===            ===

* see Portfolio of Investments detail for industry and security type breakout.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
LONG POSITIONS--110.4%
DOMESTIC COMMON STOCK--97.1%
BASIC INDUSTRIES--3.7%
   Cytec Industries, Inc. +                             50,535   $     2,159,361
   Haynes International, Inc. (a) +                     79,420         2,521,585
   International Coal Group, Inc. *                    461,990         2,000,417
   Material Sciences Corp. *                            58,072           185,830
   Thompson Creek Metals Co., Inc. *                   213,050         2,098,543
                                                                 ---------------
                                                                       8,965,736
                                                                 ---------------
CAPITAL GOODS--9.3%
   AEP Industries, Inc. *                               30,200           759,228
   Chase Corp. #                                       107,485         1,256,500
   Columbus McKinnon Corp. *                            75,780         1,241,276
   Ducommun, Inc. +                                    137,730         2,722,922
   Dynamics Research Corp. * (a)                       110,160         1,177,610
   Global Power Equipment Group, Inc. * (a)          1,180,775         2,479,628
   Griffon Corp. * +                                   134,836         1,636,909
   Hubbell, Inc., Class B +                             40,298         1,718,710
   Innovative Solutions and Support, Inc. * #          215,802         1,109,222
   Mohawk Industries, Inc. * (a) +                      41,335         2,321,374
   Preformed Line Products Co.                          41,152         1,288,881
   Stanley Black & Decker, Inc.                         56,740         3,165,525
   Thermadyne Holdings Corp. * +                       175,065         1,986,988
                                                                 ---------------
                                                                      22,864,773
                                                                 ---------------
COMMUNICATIONS--2.1%
   Clarus Corp. *                                      208,323         1,427,013
   PRIMEDIA, Inc.                                      373,490         1,385,648
   RRSat Global Communications Network Ltd.             43,040           387,360
   Web.com Group, Inc. *                               532,670         2,018,819
                                                                 ---------------
                                                                       5,218,840
                                                                 ---------------
CONSUMER DURABLES--3.6%
   D.R. Horton, Inc. (a) +                             140,160         1,708,550
   Hooker Furniture Corp.                               39,052           608,040
   LoJack Corp. * #                                    188,035           757,781
   Magna International, Inc., Class A * (a) +           27,805         1,876,559
   Pulte Homes, Inc. * (a) +                           151,100         1,683,254

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
DOMESTIC COMMON STOCK--(CONTINUED)
CONSUMER DURABLES--(CONTINUED)
   Stanley Furniture Co., Inc. *                        85,937   $       451,169
   Toll Brothers, Inc. * (a)                            79,650         1,678,226
                                                                 ---------------
                                                                       8,763,579
                                                                 ---------------
CONSUMER NON-DURABLES--8.7%
   Brunswick Corp. (a) +                               197,375         3,448,141
   Coach, Inc. +                                        33,628         1,382,447
   Coca-Cola Femsa S.A. de C.V. - Sponsored
      ADR +                                             28,470         1,893,824
   Lorillard, Inc. +                                    53,145         3,799,336
   Matthews International Corp., Class A +              51,520         1,668,218
   Overhill Farms, Inc. *                              171,395         1,052,365
   Perry Ellis International, Inc. *                    53,730         1,292,744
   Polo Ralph Lauren Corp. +                            21,370         1,856,198
   Steven Madden Ltd. * (a) +                           63,622         2,145,970
   VF Corp. +                                           34,700         2,684,045
                                                                 ---------------
                                                                      21,223,288
                                                                 ---------------
CONSUMER SERVICES--17.2%
   AFC Enterprises, Inc. * +                           160,291         1,676,644
   Barrett Business Services, Inc. +                   103,380         1,438,016
   BCB Holdings Ltd. * #                                34,377            51,566
   Benihana, Inc., Class A *                           153,795           893,549
   Cache, Inc. *                                       227,230         1,397,465
   Century Casinos, Inc. * #                           768,896         1,753,083
   CRA International, Inc. * +                          49,055         1,090,002
   Deluxe Corp. +                                       89,680         1,925,430
   Dress Barn, Inc., (The) * (a) +                      49,075         1,344,164
   Famous Dave's of America, Inc. * +                  167,312         1,425,498
   Genesco, Inc. * +                                    75,150         2,338,668
   Hackett Group, Inc. (The) *                         494,119         1,670,122
   Harte-Hanks, Inc. (a) +                              77,935         1,064,592
   Hudson Highland Group, Inc. *                       473,415         2,423,885
   Industrial Services of America, Inc. * (a)           53,105           903,847
   LECG Corp. * #                                      448,825         1,490,099
   Lithia Motors, Inc., Class A (a) +                  381,240         3,114,731
   Luby's, Inc. * (a)                                  316,305         1,239,916
   MarineMax, Inc. * (a) +                             220,761         2,229,686

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
DOMESTIC COMMON STOCK--(CONTINUED)
CONSUMER SERVICES--(CONTINUED)
   Medifast, Inc. * (a)                                 27,595   $       865,655
   Multi-Color Corp. + #                               188,706         2,185,215
   Schawk, Inc.                                        298,753         5,057,888
   Steiner Leisure Ltd. * +                             46,355         1,923,733
   Systemax, Inc. (a) +                                133,785         2,580,713
                                                                 ---------------
                                                                      42,084,167
                                                                 ---------------
ENERGY--1.3%
   Bristow Group, Inc. *                                38,795         1,260,838
   GulfMark Offshore, Inc., Class A *                   47,680         1,246,355
   Mitcham Industries, Inc. *                          104,795           651,825
                                                                 ---------------
                                                                       3,159,018
                                                                 ---------------
FINANCE--21.0%
   ACE Ltd. +                                           89,600         4,404,736
   Advance America Cash Advance Centers, Inc.          172,395           832,668
   Banco Santander SA-Sponsored ADR                    127,010         1,289,151
   Brown & Brown, Inc.                                  78,595         1,540,462
   Capital One Financial Corp. (a) +                    48,260         1,993,138
   CapitalSource, Inc.                                 275,795         1,252,109
   FBR Capital Markets Corp. *                         422,585         1,711,469
   Fidelity National Financial, Inc., Class A +        135,345         1,951,675
   First American Corp. +                               51,120         1,739,614
   First Southern Bancorp, Inc., Class B
      144A * # ++                                       64,350           804,375
   Goldman Sachs Group, Inc., (The)                     13,558         1,955,877
   Investors Title Co. +                                 6,324           198,257
   JPMorgan Chase & Co. +                              146,111         5,783,073
   KKR Financial Holdings LLC (a) +                    152,470         1,262,452
   Loews Corp. +                                        62,395         2,028,461
   Maiden Holdings Ltd. +                              680,237         4,720,845
   Morgan Stanley +                                     39,313         1,065,775
   NBH Holdings Corp., Class A 144A * # ++              79,735         1,547,656
   Nicholas Financial, Inc. *                           49,862           423,827
   Oriental Financial Group, Inc. +                    189,865         2,597,353
   SLM Corp. * (a)                                     140,110         1,556,622
   State Street Corp. +                                 53,635         2,047,248

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
DOMESTIC COMMON STOCK--(CONTINUED)
FINANCE--(CONTINUED)
   Stewart Information Services Corp. (a)               94,275   $       999,315
   TradeStation Group, Inc. * +                        171,615         1,220,183
   Travelers Companies., Inc., (The) +                  37,630         1,861,556
   Validus Holdings, Ltd. +                             71,857         1,764,808
   WESCO Financial Corp. +                               2,390           845,702
   White Mountains Insurance Group Ltd. +                6,585         2,151,978
                                                                 ---------------
                                                                      51,550,385
                                                                 ---------------
HEALTH CARE--11.5%
   Alpha PRO Tech Ltd. * (a)                           664,605         1,389,024
   AmSurg Corp. * +                                     67,880         1,344,024
   Anika Therapeutics, Inc. * #                        231,960         1,428,874
   BioClinica, Inc. * #                                280,261         1,272,385
   Cooper Cos., Inc., (The) +                           50,615         1,865,669
   Hooper Holmes, Inc. * #                             671,908           557,684
   Kendle International, Inc. *                         89,967         1,268,535
   Lincare Holdings, Inc. * (a) +                       28,620         1,339,988
   MedQuist, Inc. +                                     88,747           723,288
   Merck & Co., Inc. +                                  66,923         2,254,636
   NovaMed, Inc. * (a)                                 665,530         2,502,393
   Orthofix International N.V. * +                      70,846         2,259,279
   Pfizer, Inc. +                                      161,640         2,461,777
   PHC, Inc., Class A * #                              302,535           360,017
   Res-Care, Inc. *                                    124,265         1,397,981
   Symyx Technologies, Inc. *                          284,145         1,818,528
   Synergetics USA, Inc. * (a)                         594,232         1,616,311
   Theragenics Corp. *                                 413,205           483,450
   Varian Medical Systems, Inc. * +                     34,605         1,733,364
                                                                 ---------------
                                                                      28,077,207
                                                                 ---------------
TECHNOLOGY--17.4%
   Amdocs Ltd. * +                                      86,775         2,473,087
   Avnet, Inc. *                                        92,180         2,647,410
   CGI Group, Inc. Class A * (a) +                      96,630         1,511,293
   Coleman Cable, Inc. * (a) #                         252,210         1,644,409
   Compuware Corp. * +                                 423,795         3,470,881
   Concurrent Computer Corp. * #                       279,392         1,508,717
   Digi International, Inc. * +                        144,652         1,336,584

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
DOMESTIC COMMON STOCK--(CONTINUED)
TECHNOLOGY--(CONTINUED)
   Hewlett-Packard Co. +                                52,843   $     2,431,306
   MIPS Technologies, Inc. *                           594,205         2,941,315
   MRV Communications, Inc. *                        1,155,935         1,583,631
   NumereX Corp., Class A * #                          181,090           860,178
   Oracle Corp. +                                      103,999         2,347,257
   Photronics, Inc. * (a)                              395,845         2,002,976
   Richardson Electronics Ltd. +                       118,051         1,149,817
   Rimage Corp. *                                      143,498         2,356,237
   Salary.com, Inc. * #                                387,681         1,077,753
   SL Industries, Inc. * #                              88,015         1,029,776
   Sykes Enterprises, Inc. *                           105,450         1,820,067
   Technitrol, Inc.                                    293,728         1,130,853
   TeleNav, Inc. * (a)                                  77,500           650,225
   Telular Corp. * + #                                 685,134         2,144,469
   Tier Technologies, Inc., Class B * + #              249,920         1,964,371
   Versant Corp. * +                                    38,445           429,046
   Virtusa Corp. * + #                                 255,473         2,207,287
                                                                 ---------------
                                                                      42,718,945
                                                                 ---------------
TRANSPORTATION--1.3%
   Dynamex, Inc. * +                                    83,532         1,284,722
   FedEx Corp. +                                        23,905         1,995,828
                                                                 ---------------
                                                                       3,280,550
                                                                 ---------------
TOTAL DOMESTIC COMMON STOCK
   (Cost $227,292,422)                                               237,906,488
                                                                 ---------------
PREFERRED STOCK--4.9%
FINANCE--4.9%
   Bank of America Corp. Capital
      Trust IV Pfd. 5.875%                             129,325         2,479,160
   Bank of America Corp. Pfd. 6.375%                    81,885         1,596,757
   Capital One Capital II Pfd. 7.500% +                 23,380           567,666
   Citigroup Capital XVI Pfd. 6.450%                   127,300         2,495,080
   Fifth Third Capital Trust V Pfd. 7.250%              74,775         1,634,582
   First Southern Bancorp, Inc. 144A * # ++                110            65,166
   KeyCorp Capital LX Pfd. 6.750%                       81,995         1,824,389

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
PREFERRED STOCK--(CONTINUED)
FINANCE--(CONTINUED)
   SLM Corp. Pfd. 6.970%                                 5,170   $       193,978
   Wachovia Capital Trust IV Pfd. 6.375%                53,290         1,157,459
                                                                 ---------------
TOTAL PREFERRED STOCK
   (Cost $10,656,112)                                                 12,014,237
                                                                 ---------------
SECURITIES LENDING COLLATERAL--8.4%
   Institutional Money Market Trust                 20,534,066        20,534,066
                                                                 ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $20,534,066)                                                 20,534,066
                                                                 ---------------
TOTAL LONG POSITIONS--110.4%
   (Cost $258,482,600)**                                             270,454,791
                                                                 ---------------
SECURITIES SOLD SHORT--(22.9%)
BASIC INDUSTRIES--(0.1%)
   China Green Agriculture, Inc. *                     (20,615)         (223,260)
                                                                 ---------------
CAPITAL GOODS--(1.9%)
   American Superconductor Corp. *                     (24,635)         (755,309)
   Applied Nanotech Holdings, Inc. *                    (8,285)           (2,403)
   DynaMotive Energy Systems Corp. *                   (72,185)          (10,467)
   Hawkins, Inc.                                       (55,765)       (1,500,078)
   Maxwell Technologies, Inc. *                        (41,395)         (490,531)
   NewMarket Corp.                                     (14,155)       (1,457,399)
   PMFG, Inc. *                                        (35,390)         (532,620)
   SulphCo, Inc. *                                     (34,495)          (11,245)
                                                                 ---------------
                                                                      (4,760,052)
                                                                 ---------------
COMMUNICATIONS--(3.4%)
   Acme Packet, Inc. *                                 (51,890)       (1,520,896)
   Archipelago Learning, Inc. *                        (51,105)         (741,534)
   CTC Communications Group, Inc. * ++                 (98,900)              (10)
   Equinix, Inc. *                                      (8,610)         (792,206)
   GSI Commerce, Inc. *                                (60,990)       (1,717,478)
   Interliant, Inc. *                                     (600)                0
   Netflix, Inc. *                                     (13,925)       (1,547,764)
   Rackspace Hosting, Inc. *                          (108,425)       (1,908,280)
                                                                 ---------------
                                                                      (8,228,168)
                                                                 ---------------

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
SECURITIES SOLD SHORT--(CONTINUED)
CONSUMER DURABLES--(0.3%)
   Kandi Technolgies Corp. *                           (32,850)  $      (108,733)
   Middleby Corp., (The) *                             (12,885)         (725,554)
   QSound Labs, Inc. *                                  (4,440)           (1,554)
                                                                 ---------------
                                                                        (835,841)
                                                                 ---------------
CONSUMER NON-DURABLES--(2.2%)
   Amish Naturals, Inc. *                              (25,959)             (467)
   Cal-Maine Foods, Inc.                               (43,085)       (1,394,661)
   Hansen Natural Corp. *                              (41,000)       (1,601,050)
   Joe's Jeans, Inc. *                                (180,780)         (406,755)
   Lifeway Foods, Inc. *                               (51,280)         (536,902)
   Smart Balance, Inc. *                              (253,640)       (1,516,767)
   Valence Technology, Inc. *                          (27,585)          (25,930)
                                                                 ---------------
                                                                      (5,482,532)
                                                                 ---------------
CONSUMER SERVICES--(4.9%)
   Arbitron, Inc.                                      (72,420)       (2,205,913)
   Beard Co. *                                          (9,710)          (15,536)
   Constant Contact, Inc. *                            (54,810)       (1,176,223)
   Industrial Services of America, Inc. *              (53,105)         (903,847)
   Medifast, Inc. *                                    (47,155)       (1,479,252)
   New Oriental Education & Technology
      Group-Sponsored ADR *                             (8,205)         (752,152)
   PokerTek, Inc. *                                     (6,110)           (5,255)
   Sharps Compliance Corp. *                          (307,455)       (1,721,748)
   Spectrum Group International, Inc. *                 (4,616)           (9,001)
   Sturm Ruger & Co., Inc.                            (157,695)       (2,482,119)
   VistaPrint NV *                                     (24,545)       (1,146,006)
                                                                 ---------------
                                                                     (11,897,052)
                                                                 ---------------
ENERGY--(0.3%)
   Comverge, Inc. *                                    (69,785)         (665,749)
   Ethanex Energy, Inc. *                                 (648)              (39)
   Houston American Energy Corp.                        (3,494)          (42,277)
                                                                 ---------------
                                                                        (708,065)
                                                                 ---------------

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
SECURITIES SOLD SHORT--(CONTINUED)
FINANCE--(0.7%)
   China Logistics, Inc. *                                 (26)  $            (2)
   Genmed Holding Corp. *                                   (5)               (1)
   Value Line, Inc.                                    (82,644)       (1,636,351)
                                                                 ---------------
                                                                      (1,636,354)
                                                                 ---------------
HEALTH CARE--(2.8%)
   Align Technology, Inc. *                            (33,215)         (495,568)
   Bodytel Scientific, Inc. *                           (4,840)              (21)
   Bovie Medical Corp. *                               (85,510)         (312,112)
   Conceptus, Inc. *                                   (48,575)         (810,717)
   DexCom, Inc. *                                      (86,295)         (908,686)
   HeartWare International, Inc. *                     (12,740)         (753,571)
   IDEXX Laboratories, Inc. *                          (12,125)         (766,785)
   Mindray Medical International Ltd.-ADR              (47,640)       (1,416,814)
   Rockwell Medical Technologies, Inc. *               (62,515)         (345,708)
   Savient Pharmaceuticals, Inc. *                     (40,755)         (490,690)
   Spectranetics Corp. *                               (90,130)         (537,175)
                                                                 ---------------
                                                                      (6,837,847)
                                                                 ---------------
TECHNOLOGY--(5.8%)
   Advanced Micro Devices, Inc. *                      (81,095)         (694,984)
   Aixtron AG-Sponsored ADR                            (75,735)       (2,039,544)
   ANSYS, Inc. *                                       (17,505)         (765,494)
   ANTS Software, Inc. *                               (10,334)          (18,084)
   Applied Energetics, Inc. *                         (238,070)         (347,582)
   China Fire & Security Group, Inc. *                 (76,420)         (936,145)
   Compellent Technologies, Inc. *                     (57,215)         (735,785)
   ConSyGen, Inc. *                                       (200)                0
   Cree, Inc. *                                         (7,205)         (478,196)
   Ener1, Inc. *                                      (100,020)         (348,070)
   EZchip Semiconductor Ltd. *                         (31,175)         (540,886)
   First Solar, Inc. *                                  (7,440)         (835,958)
   FLIR Systems, Inc. *                                (21,870)         (623,076)
   Informatica Corp. *                                 (25,960)         (669,768)
   Microvision, Inc. *                                (147,395)         (393,545)
   Nestor, Inc. *                                      (15,200)              (30)
   Solarwinds, Inc. *                                  (25,290)         (479,498)
   Sonic Solutions *                                  (125,045)       (1,486,785)

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                               MAY 31, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
SECURITIES SOLD SHORT--(CONTINUED)
TECHNOLOGY--(CONTINUED)
   SuccessFactors, Inc. *                              (49,110)  $    (1,093,189)
   Tiger Telematics, Inc. *                             (6,510)               (7)
   Tower Semiconductor Ltd. *                         (465,950)         (638,352)
   Universal Display Corp. *                           (43,685)         (676,681)
   Wave Systems Corp., Class A *                       (80,850)         (231,231)
   WorldGate Communications, Inc. *                   (582,655)         (297,154)
   Xybernaut Corp. * ++                                (35,000)                0
                                                                 ---------------
                                                                     (14,330,044)
                                                                 ---------------
UTILITIES--(0.5%)
   EnerNOC, Inc. *                                     (43,720)       (1,228,532)
                                                                 ---------------
TOTAL SECURITIES SOLD SHORT
   (Proceeds $57,912,607)                                            (56,167,747)
                                                                 ---------------
WARRANTS--0.0%
UTILITIES--0.0%
   Greenhunter Energy, Inc.
      Exercise Price $27.50, Exp. 09/15/11                (423)                0
                                                                 ---------------
TOTAL WARRANTS
   (Proceeds $0)                                                               0
                                                                 ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES--12.5%                          30,751,542
                                                                 ---------------
NET ASSETS--100.0%                                               $   245,038,586
                                                                 ===============

----------
ADR  -- American Depositary Receipt

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2010, this security amounted to $2,417,197 or 1.0% of net assets.

*    -- Non-income producing.

(a) -- All or a portion of the security is on loan. See Notes to Portfolio of investments.

+ -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

# -- 11.0% of the Fund's net assets were reported illiquid by the portfolio manager under the Funds' policy.

++ -- Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of May 31, 2010, these securities amounted to $2,417,197 and ($10) or 1.0% and 0.0%, respectively, of net assets.

** -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost                  $258,482,600
                                ------------
Gross unrealized appreciation     22,181,074
Gross unrealized depreciation    (10,208,883)
                                ------------
Net unrealized appreciation     $ 11,972,191
                                ============

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)

                                                        PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund's investments as of May 31, 2010 is as follows (see Notes to Portfolio of Investments):

                                                                LEVEL 2        LEVEL 3
                                    TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                 VALUE AS OF      QUOTED       OBSERVABLE   UNOBSERVABLE
                                  05/31/10         PRICE         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
Common Stock
   Basic Industries             $  8,965,736   $  8,965,736       $--        $       --
   Capital Goods                  22,864,773     22,864,773        --                --
   Communications                  5,218,840      5,218,840        --                --
   Consumer Durables               8,763,579      8,763,579        --                --
   Consumer Non-Durables          21,223,288     21,223,288        --                --
   Consumer Services              42,084,167     42,084,167        --                --
   Energy                          3,159,018      3,159,018        --                --
   Finance                        51,550,385     49,198,354        --         2,352,031
   Health Care                    28,077,207     28,077,207        --                --
   Technology                     42,718,945     42,718,945        --                --
   Transportation                  3,280,550      3,280,550        --                --
Preferred Stocks                  12,014,237     11,949,071        --            65,166
Securities Lending Collateral     20,534,066     20,534,066        --                --
                                ------------   ------------       ---        ----------
Total Assets                    $270,454,791   $268,037,594       $--        $2,417,197
                                ============   ============       ===        ==========

                                                           LEVEL 2        LEVEL 3
                               TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                            VALUE AS OF      QUOTED       OBSERVABLE   UNOBSERVABLE
                             05/31/10         PRICE         INPUTS        INPUTS
                           ------------   ------------   -----------   ------------
Securities Sold Short
   Basic Industries        $   (223,260)  $   (223,260)      $--            $--
   Capital Goods             (4,760,052)    (4,760,052)       --             --
   Communications            (8,228,168)    (8,228,158)       --            (10)
   Consumer Durables           (835,841)      (835,841)       --             --
   Consumer Non-Durables     (5,482,532)    (5,482,532)       --             --
   Consumer Services        (11,897,052)   (11,897,052)       --             --
   Energy                      (708,065)      (708,065)       --             --
   Finance                   (1,636,354)    (1,636,354)       --             --
   Health Care               (6,837,847)    (6,837,847)       --             --
   Technology               (14,330,044)   (14,330,044)       --             --
   Utilities                 (1,228,532)    (1,228,532)       --             --
                           ------------   ------------       ---           ----
Total Liabilities          $(56,167,747)  $(56,167,737)      $--           $(10)
                           ============   ============       ===           ====

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                   COMMON     PREFERRED
                                                      TOTAL        STOCKS       STOCKS
                                                   INVESTMENTS     FINANCE     FINANCE
                                                   -----------   ----------   ---------
Balance as of August 31, 2009                      $       --    $       --   $     --
Accrued discounts/premiums                                 --            --         --
Net realized gain/(loss)                                   --            --         --
Change in unrealized appreciation (depreciation)     (645,288)     (600,454)   (44,834)
Net purchases/(sales)                               3,062,485     2,952,485    110,000
Transfers in and/or out of Level 3                         --            --         --
                                                   ----------    ----------   --------
Balance as of May 31, 2010                         $2,417,197    $2,352,031   $ 65,166
                                                   ==========    ==========   ========

                                                                    SECURITIES SOLD SHORT
                                                      TOTAL      ---------------------------
                                                   INVESTMENTS   COMMUNICATIONS   TECHNOLOGY
                                                   -----------   --------------   ----------
Balance as of August 31, 2009                         $  --           $ --          $  --
Accrued discounts/premiums                               --             --             --
Net realized gain/(loss)                                 --             --             --
Change in unrealized appreciation (depreciation)        980             --            980
Net purchases/(sales)                                    --             --             --
Transfers in and/or out of Level 3                     (990)           (10)          (980)
                                                      -----           ----          -----
Balance as of May 31, 2010                            $ (10)          $(10)         $  --
                                                      =====           ====          =====

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

ROBECO BOSTON PARTNERS MID CAP VALUE FUND

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--97.7%
BASIC INDUSTRIES--7.4%
   Albemarle Corp.                                      40,995   $     1,765,245
   Allegheny Technologies, Inc. (a)                     14,880           813,638
   Ashland, Inc.                                        38,285         2,052,459
   Crown Holdings, Inc. *                               77,065         1,811,798
   PPG Industries, Inc.                                 38,795         2,485,596
   Reliance Steel & Aluminum Co. (a)                    47,970         2,202,303
                                                                 ---------------
                                                                      11,131,039
                                                                 ---------------
CAPITAL GOODS--10.2%
   AGCO Corp. * (a)                                     41,485         1,193,523
   Cooper Industries PLC (a)                            35,700         1,676,829
   Ingersoll-Rand PLC (a)                               40,905         1,526,166
   Lennox International, Inc.                           23,845         1,067,064
   Mohawk Industries, Inc. * (a)                        28,905         1,623,305
   Stanley Black & Decker, Inc.                         14,520           810,071
   Terex Corp. * (a)                                    58,935         1,282,426
   Thomas & Betts Corp. *                               55,320         2,120,969
   W.W. Grainger, Inc. (a)                               7,405           753,459
   WESCO International, Inc. * (a)                      89,525         3,348,235
                                                                 ---------------
                                                                      15,402,047
                                                                 ---------------
COMMUNICATIONS--1.5%
   CenturyLink, Inc.                                    43,416         1,490,471
   Monster Worldwide, Inc. * (a)                        54,110           800,287
                                                                 ---------------
                                                                       2,290,758
                                                                 ---------------
CONSUMER DURABLES--1.5%
   Lennar Corp., Class A (a)                            69,850         1,208,405
   NVR, Inc. * (a)                                       1,445           990,230
                                                                 ---------------
                                                                       2,198,635
                                                                 ---------------
CONSUMER NON-DURABLES--5.4%
   Coach, Inc.                                          31,765         1,305,859
   Dr. Pepper Snapple Group, Inc. (a)                   24,060           910,912
   Electronic Arts, Inc. *                             115,275         1,903,190
   Lorillard, Inc. (a)                                  10,675           763,156
   Mattel, Inc.                                         25,820           559,261
   Timberland Co., (The), Class A *                     74,660         1,434,219
   VF Corp.                                             16,225         1,255,004
                                                                 ---------------
                                                                       8,131,601
                                                                 ---------------

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
CONSUMER SERVICES--16.2%
   Abercrombie & Fitch Co., Class A                     26,780   $       959,527
   Bed Bath & Beyond, Inc. * (a)                        29,040         1,303,025
   Career Education Corp. * (a)                         37,440         1,048,320
   Chico's FAS, Inc.                                    75,095           918,412
   Equifax, Inc.                                        64,370         1,947,192
   Expedia, Inc.                                        92,614         1,996,758
   Gap, Inc., (The)                                     37,140           809,652
   Herbalife Ltd.                                       15,560           702,534
   Hewitt Associates, Inc., Class A *                   56,465         2,103,321
   Kroger Co., (The)                                    22,690           456,750
   Manpower, Inc.                                       39,340         1,798,231
   McGraw-Hill Companies, Inc., (The) (a)               35,220           979,116
   Omnicom Group, Inc.                                  51,695         1,961,825
   Robert Half International, Inc. (a)                  71,705         1,813,419
   Safeway, Inc. (a)                                    60,220         1,333,271
   Starwood Hotels & Resorts Worldwide, Inc.            10,875           502,969
   Towers Watson & Co., Class A (a)                     44,265         2,036,190
   Williams-Sonoma, Inc. (a)                            58,715         1,754,404
                                                                 ---------------
                                                                      24,424,916
                                                                 ---------------
ENERGY--5.5%
   Concho Resources, Inc. * (a)                         41,775         2,174,389
   Noble Energy, Inc.                                   37,275         2,217,490
   Petrohawk Energy Corp. *                             52,940         1,018,036
   Pride International, Inc. *                          41,130         1,018,790
   Smith International, Inc.                            32,400         1,216,944
   Ultra Petroleum Corp. *                              15,725           723,664
                                                                 ---------------
                                                                       8,369,313
                                                                 ---------------
FINANCE--19.7%
   ACE Ltd.                                             16,225           797,621
   Affiliated Managers Group, Inc. *                    11,385           815,735
   Alleghany Corp. *                                     7,777         2,271,662
   AON Corp. (a)                                        37,250         1,470,257
   Assurant, Inc.                                       18,840           653,748
   Bank of Hawaii Corp.                                  6,305           302,829
   BB&T Corp.                                           31,790           961,330
   Capital One Financial Corp. (a)                      28,570         1,179,941
   Comerica, Inc. (a)                                   19,700           750,570
   Discover Financial Services                         142,060         1,910,707

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
FINANCE--(CONTINUED)
   East West Bancorp, Inc. (a)                          59,795   $     1,016,515
   Federated Investors, Inc., Class B (a)               26,050           578,570
   Fifth Third Bancorp (a)                              88,010         1,143,250
   Genworth Financial, Inc., Class A *                  18,700           291,533
   Hanover Insurance Group, Inc., (The) (a)             39,105         1,701,067
   KeyCorp                                              38,090           305,482
   Lincoln National Corp.                               15,890           420,449
   Loews Corp.                                          14,045           456,603
   M&T Bank Corp. (a)                                    8,695           688,992
   Marsh & McLennan Cos., Inc.                          98,885         2,156,682
   People's United Financial, Inc.                      20,075           280,448
   Popular, Inc. *                                     330,023           999,970
   Regions Financial Corp.                              38,445           293,335
   Reinsurance Group of America, Inc.                   24,175         1,135,500
   SEI Investments Co.                                  62,570         1,319,601
   SLM Corp. *                                          73,330           814,696
   SunTrust Banks, Inc.                                 28,105           757,430
   Symetra Financial Corp.                             126,380         1,668,216
   Unum Group                                           79,080         1,826,748
   W.R. Berkley Corp.                                   18,120           493,951
   Zions Bancorporation (a)                             11,835           283,448
                                                                 ---------------
                                                                      29,746,886
                                                                 ---------------
HEALTH CARE--7.7%
   Cardinal Health, Inc.                                23,375           806,204
   DaVita, Inc. *                                       36,455         2,312,341
   Hologic, Inc. * (a)                                  98,815         1,472,343
   Hospira, Inc. *                                      27,665         1,440,240
   Humana, Inc. * (a)                                   12,230           563,191
   Laboratory Corp. of America
      Holdings * (a)                                    20,035         1,514,846
   McKesson Corp.                                       17,100         1,197,000
   Omnicare, Inc. (a)                                   60,545         1,520,285
   Varian Medical Systems, Inc. *                       17,620           882,586
                                                                 ---------------
                                                                      11,709,036
                                                                 ---------------

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
REAL ESTATE INVESTMENT TRUSTS--3.4%
   Annaly Capital Management, Inc.                      22,296   $       378,140
   Equity Residential                                   19,595           884,322
   Kimco Realty Corp.                                   94,995         1,358,428
   Regency Centers Corp. (a)                            18,310           672,893
   Taubman Centers, Inc. (a)                            25,525         1,033,507
   Ventas, Inc. (a)                                     17,770           834,302
                                                                 ---------------
                                                                       5,161,592
                                                                 ---------------
TECHNOLOGY--13.2%
   Amdocs Ltd. *                                        59,145         1,685,632
   Analog Devices, Inc.                                 58,715         1,712,717
   Arrow Electronics, Inc. *                            85,275         2,326,302
   Avnet, Inc. *                                        81,880         2,351,594
   Broadridge Financial Solutions, Inc.                 31,985           611,553
   CA, Inc.                                             57,140         1,157,085
   CACI International, Inc., Class A *                  14,895           688,745
   Flextronics International Ltd. *                    125,850           825,576
   Harris Corp. (a)                                     53,305         2,500,538
   Ingram Micro, Inc., Class A *                        89,650         1,520,464
   Micron Technology, Inc. * (a)                       117,030         1,063,803
   STMicroelectronics N.V. (a)                         213,680         1,653,883
   Sybase, Inc. * (a)                                   15,530           999,045
   Western Union Co. (The)                              57,220           913,231
                                                                 ---------------
                                                                      20,010,168
                                                                 ---------------
TRANSPORTATION--0.4%
   Norfolk Southern Corp.                                9,510           536,935
                                                                 ---------------
UTILITIES--5.6%
   Allegheny Energy, Inc.                               58,875         1,204,582
   Alliant Energy Corp.                                 36,280         1,166,039
   Ameren Corp.                                         38,500           949,410
   American Electric Power Co., Inc.                    15,030           480,359
   Edison International (a)                             42,570         1,377,565
   NV Energy, Inc.                                      97,930         1,154,595
   PG&E Corp. (a)                                       20,770           861,955
   Westar Energy, Inc.                                  58,675         1,290,850
                                                                 ---------------
                                                                       8,485,355
                                                                 ---------------
TOTAL COMMON STOCK
   (Cost $148,357,910)                                               147,598,281
                                                                 ---------------

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

ROBECO BOSTON PARTNERS MID CAP VALUE FUND (concluded)

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
SECURITIES LENDING COLLATERAL--31.7%
   Institutional Money Market Trust                 47,789,946   $    47,789,946
                                                                 ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $47,789,946)                                                 47,789,946
                                                                 ---------------
TOTAL INVESTMENTS--129.4%
   (Cost $196,147,856)**                                             195,388,227
LIABILITIES IN EXCESS OF OTHER ASSETS-- (29.4)%                      (44,352,473)
                                                                 ---------------
NET ASSETS--100.0%                                               $   151,035,754
                                                                 ===============

----------
*    -- Non-income producing.

(a) -- All or a portion of the security is on loan. See Notes to Portfolio of Investments.

** -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis are as follows:

Aggregate cost                  $196,147,856
                                ------------
Gross unrealized appreciation      5,979,633
Gross unrealized depreciation     (6,739,262)
                                ------------
Net unrealized depreciation     $   (759,629)
                                ============

A summary of the inputs used to value the Fund's investments as of May 31, 2010 is as follows (see Notes to Portfolio of Invesments):

                                                              LEVEL 2        LEVEL 3
                                  TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                               VALUE AS OF      QUOTED       OBSERVABLE   UNOBSERVABLE
                                05/31/10         PRICE         INPUTS        INPUTS
                              ------------   ------------   -----------   ------------
Investments in securities *   $195,388,227   $195,388,227       $--            $--
                              ------------   ------------       ---            ---
   Total Assets               $195,388,227   $195,388,227       $--            $--
                              ============   ============       ===            ===

* see Portfolio of Investments detail for industry and security type breakout.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--98.2%
BASIC INDUSTRIES--0.6%
   Pactiv Corp. *                                       23,260   $       664,771
                                                                 ---------------
CAPITAL GOODS--3.5%
   Actuant Corp., Class A                               24,985           505,197
   Dover Corp.                                          31,735         1,424,584
   Illinois Tool Works, Inc.                            11,060           513,516
   Parker-Hannifin Corp. (a)                            15,107           928,476
   Tyco International Ltd.                              16,315           590,440
                                                                 ---------------
                                                                       3,962,213
                                                                 ---------------
COMMUNICATIONS--2.1%
   Monster Worldwide, Inc. * (a)                        31,510           466,033
   Vodafone Group PLC - Sponsored ADR                   95,728         1,924,133
                                                                 ---------------
                                                                       2,390,166
                                                                 ---------------
CONSUMER NON-DURABLES--5.6%
   Del Monte Foods Co.                                  45,355           661,276
   Electronic Arts, Inc. *                              50,425           832,517
   Jones Apparel Group, Inc. (a)                        33,760           663,046
   Mattel, Inc.                                         50,680         1,097,729
   Matthews International Corp., Class A                 8,845           286,401
   Nestle S.A.- Sponsored ADR                           22,370         1,009,782
   Oxford Industries, Inc.                              15,770           328,647
   Philip Morris International, Inc.                    22,840         1,007,701
   Timberland Co., (The), Class A *                     20,255           389,099
                                                                 ---------------
                                                                       6,276,198
                                                                 ---------------
CONSUMER SERVICES--17.9%
   AutoZone, Inc. *                                      3,445           657,582
   Best Buy Co., Inc.                                   30,730         1,298,342
   CEC Entertainment, Inc. *                            19,295           780,290
   eBay, Inc. *                                         64,220         1,374,950
   Equifax, Inc.                                        30,200           913,550
   Expedia, Inc. #                                      62,733         1,352,523
   Family Dollar Stores, Inc. #                         26,095         1,063,110
   GameStop Corp., Class A *                            72,340         1,648,629
   Gap, Inc., (The)                                     27,470           598,846
   Harte-Hanks, Inc.                                    46,610           636,693
   Herbalife Ltd.                                       12,180           549,927
   Hewitt Associates, Inc., Class A *                   15,685           584,266
   HSN, Inc. * #                                        20,805           560,695

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
CONSUMER SERVICES--(CONTINUED)
   Interval Leisure Group, Inc. *                       45,195   $       611,036
   Lender Processing Services, Inc.                     27,030           917,398
   Manpower, Inc.                                       18,665           853,177
   Omnicom Group, Inc.                                  30,725         1,166,014
   Pantry, Inc. (The) *                                 20,515           313,674
   Regis Corp. (a)                                      60,770         1,117,560
   Rent-A-Center, Inc. * (a)                            46,780         1,133,012
   Towers Watson & Co., Class A (a)                     17,380           799,480
   Viacom, Inc., Class B *                              19,120           642,623
   Wright Express Corp. *                               15,170           476,338
                                                                 ---------------
                                                                      20,049,715
                                                                 ---------------
ENERGY--8.6%
   Apache Corp. (a)                                      9,335           835,856
   Chevron Corp.                                        33,290         2,459,132
   EOG Resources, Inc. # (a)                            22,845         2,395,070
   Noble Energy, Inc. #                                 40,820         2,428,382
   Occidental Petroleum Corp.                            7,220           595,722
   PetroBakken Energy Ltd., Class A                     23,800           516,698
   Pride International, Inc. * (a)                      18,925           468,772
                                                                 ---------------
                                                                       9,699,632
                                                                 ---------------
FINANCE--29.7%
   ACE Ltd.                                             18,220           895,695
   Alleghany Corp. *                                     4,011         1,171,613
   American Express Co.                                 32,295         1,287,602
   Bank of America Corp.                               209,110         3,291,391
   BB&T Corp.                                           39,865         1,205,518
   Bond Street Holdings LLC, Class A 144A * ++          29,895           638,557
   Capital One Financial Corp. (a)                      24,875         1,027,337
   Citigroup, Inc. * #                                 492,690         1,951,052
   Cypress Sharpridge Investments, Inc.                 14,195           185,813
   Federated Investors, Inc., Class B (a)               21,135           469,408
   First American Corp.                                 16,795           571,534
   First Southern Bancorp, Inc.,
      Class B 144A * ++ @@                              17,550           219,375
   Flagstone Reinsurance Holdings S.A.                  81,135           959,016

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
FINANCE--(CONTINUED)
   Goldman Sachs Group, Inc., (The) #                    4,700   $       678,022
   Hanover Insurance Group, Inc., (The) (a)             13,430           584,205
   J.G. Wentworth, Inc. * ++ +/- @@                         --                 0
   JPMorgan Chase & Co.                                102,565         4,059,523
   Loews Corp.                                          68,989         2,242,832
   Maiden Holdings Ltd.                                 18,210           126,377
   Morgan Stanley                                       35,665           966,878
   NBH Holdings Corp., Class A 144A * ++ @@             40,025           776,885
   Peoples Choice Financial Corp. 144A * ++ @@           1,465                 0
   SLM Corp. *                                         120,460         1,338,311
   Solar Capital Ltd. ++                                 7,791           132,992
   Solar Cayman Ltd. 144A * ++ @@                       19,375                 0
   State Street Corp.                                   25,145           959,785
   THL Credit, Inc. *                                   32,920           389,444
   Travelers Companies., Inc., (The)                    34,710         1,717,104
   Unum Group                                           72,881         1,683,551
   Validus Holdings, Ltd.                               38,562           947,083
   Wells Fargo & Co.                                    56,070         1,608,648
   White Mountains Insurance Group Ltd.                  4,005         1,308,834
                                                                 ---------------
                                                                      33,394,385
                                                                 ---------------
HEALTH CARE--13.1%
   Amgen, Inc. *                                        40,205         2,081,815
   Becton, Dickinson & Co.                              14,025           999,982
   Cardinal Health, Inc.                                30,765         1,061,085
   DaVita, Inc. *                                        9,425           597,828
   Humana, Inc. * (a)                                   18,510           852,385
   Johnson & Johnson                                    35,060         2,043,998
   Lincare Holdings, Inc. * (a)                         13,000           608,660
   McKesson Corp.                                       18,925         1,324,750
   Patterson Companies, Inc. (a)                        20,205           600,291
   Pfizer, Inc.                                        217,941         3,319,241
   UnitedHealth Group, Inc.                             19,585           569,336
   WellPoint, Inc. * (a)                                11,925           611,753
                                                                 ---------------
                                                                      14,671,124
                                                                 ---------------

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
REAL ESTATE INVESTMENT TRUSTS--0.9%
   Ashford Hospitality Trust, Inc. * (a)                65,925   $       524,104
   Colony Financial, Inc. (a)                           13,000           236,470
   Terreno Realty Corp. *                               15,445           278,782
   TMST, Inc. * ++ @@                                  191,097                 0
                                                                 ---------------
                                                                       1,039,356
                                                                 ---------------
TECHNOLOGY--15.8%
   Accenture PLC, Class A                               33,000         1,238,160
   Arrow Electronics, Inc. *                            29,510           805,033
   Avnet, Inc. *                                        29,720           853,558
   BancTec, Inc., 144A * ++                             15,732           142,217
   CA, Inc.                                             58,525         1,185,131
   Heartland Payment Systems, Inc.                      30,400           499,472
   Hewlett-Packard Co.                                  42,715         1,965,317
   International Business Machines Corp.                22,200         2,780,772
   Micron Technology, Inc. * (a)                        80,120           728,291
   Microsoft Corp.                                      90,080         2,324,064
   Oracle Corp.                                         50,450         1,138,657
   Symantec Corp. *                                     58,165           824,198
   Tech Data Corp. *                                    21,645           879,869
   Texas Instruments, Inc. (a)                          38,760           946,519
   Tyco Electronics Ltd.                                32,985           950,628
   Western Union Co. (The)                              32,665           521,333
                                                                 ---------------
                                                                      17,783,219
                                                                 ---------------
UTILITIES--0.4%
   Allegheny Energy, Inc.                               20,585           421,169
                                                                 ---------------
TOTAL COMMON STOCK
   (Cost $106,670,464)                                               110,351,948
                                                                 ---------------
PREFERRED STOCK--0.0%
FINANCE--0.0%
   First Southern Bancorp, Inc. 144A * ++ @@                30            17,773
                                                                 ---------------
TOTAL PREFERRED STOCK
   (Cost $30,000)                                                         17,773
                                                                 ---------------

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                       Par
                                                      (000)           Value
                                                   -----------   ---------------
CORPORATE BONDS--0.1%
   MBIA Insurance Corp.144A + ##
      14.00% 01/15/33                              $       151   $        72,480
   Thornburg Mortgage, Inc. (PIK) @ ++ @@
      18.00% 03/31/15                                       74                 0
   Thornburg Mortgage, Inc. 144A @ ++ @@
      18.00% 03/31/15                                      824                 0
                                                                 ---------------
TOTAL CORPORATE BONDS
   (Cost $981,295)                                                        72,480
                                                                 ---------------

                                                      Number
                                                    of Shares
                                                   -----------
SECURITIES LENDING COLLATERAL--12.5%
   Institutional Money Market Trust                 14,012,978        14,012,978
                                                                 ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $14,012,978)                                                 14,012,978
                                                                 ---------------
TOTAL INVESTMENTS--110.8%
   (Cost $121,694,737) **                                            124,455,179
                                                                 ---------------

                                                    Number of
                                                    Contracts
                                                   -----------
OPTIONS WRITTEN--(0.5%)
   Citigroup, Inc. Call Options
      Expires 01/22/11
      Strike Price $5                                   (2,714)          (86,848)
   Citigroup, Inc. Call Options
      Expires 01/21/12
      Strike Price $4                                   (1,640)         (183,680)
   EOG Resources, Inc. Call Options
      Expires 10/16/10
      Strike Price $110                                    (45)          (38,250)
   EOG Resources, Inc. Call Options
      Expires 10/16/10
      Strike Price $125                                    (49)          (18,130)
   Expedia, Inc. Call Options
      Expires 01/22/11
      Strike Price $30                                     (86)           (4,085)
   Family Dollar Stores, Inc. Call Options
      Expires 10/16/10
      Strike Price $40                                    (260)          (96,200)
   Goldman Sachs Group, Inc., (The) Call Options
      Expires 01/22/11
      Strike Price $135                                    (47)         (115,150)

                                                    Number of
                                                    Contracts         Value
                                                   -----------   ---------------
OPTIONS WRITTEN--(CONTINUED)
   HSN, Inc. Call Options
      Expires 09/18/10
      Strike Price $35                                    (161)  $       (20,930)
   Noble Energy, Inc. Call Options
      Expires 11/20/10
      Strike Price $90                                    (145)           (3,625)
                                                                 ---------------
TOTAL OPTIONS WRITTEN
   (Premiums received $(477,226))                                       (566,898)
                                                                 ---------------
TOTAL INVESTMENTS, NET OF OPTIONS
   WRITTEN--110.3%
   (Cost $121,217,511)                                               123,888,281
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(10.3)%                                             (11,554,548)
                                                                 ---------------
NET ASSETS--100.0%                                               $   112,333,733
                                                                 ===============

----------
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2010 this security amounted to $1,867,287 or 2.0% of net assets.

ADR  -- American Depositary Receipt

PIK  -- Payment In Kind

*    -- Non-income producing.

**   -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost                  $121,694,737
                                ------------
Gross unrealized appreciation      7,635,940
Gross unrealized depreciation     (4,875,498)
                                ------------
Net unrealized appreciation     $  2,760,442
                                ------------

@    -- Security in default.

++ -- Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of May 31, 2010, these securities amounted to $1,927,799, or 1.7% of net assets.

+/- --Total shares owned by the Fund as of May 31, 2010 were less than one share.

+    -- Adjustable rate security.

#    -- Security segregated as collateral for options written.

##   -- Callable security.

(a) -- All or a portion of the security is on loan. See Notes to Portfolio of Investments.

@@ -- 0.9% of the Fund's net assets were reported illiquid by the portfolio manager under the Funds' policy.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)

                                                        PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund's investments as of May 31, 2010 is as follows (see Notes to Portfolio of Investments):

                                                                   LEVEL 2        LEVEL 3
                                       TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                    VALUE AS OF      QUOTED       OBSERVABLE   UNOBSERVABLE
                                     05/31/10         PRICE         INPUTS        INPUTS
                                   ------------   ------------   -----------   ------------
Common Stock
   Basic Industries                $    664,771   $    664,771     $    --      $       --
   Capital Goods                      3,962,213      3,962,213          --              --
   Communications                     2,390,166      2,390,166          --              --
   Consumer Non-Durables              6,276,198      6,276,198          --              --
   Consumer Services                 20,049,715     20,049,715          --              --
   Energy                             9,699,632      9,699,632          --              --
   Finance                           33,394,385     31,626,576          --       1,767,809
   Health Care                       14,671,124     14,671,124          --              --
   Real Estate Investment Trusts      1,039,356      1,039,356
   Technology                        17,783,219     17,641,002          --         142,217
   Utilities                            421,169        421,169          --              --
Preferred Stocks                         17,773             --          --          17,773
Corporate Bonds                          72,480             --      72,480              --
Securities Lending Collateral        14,012,978     14,012,978          --              --
                                   ------------   ------------     -------      ----------
Total Assets                       $124,455,179   $122,454,900     $72,480      $1,927,799
                                   ============   ============     =======      ==========

                                                                   LEVEL 2        LEVEL 3
                                       TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                    VALUE AS OF      QUOTED       OBSERVABLE   UNOBSERVABLE
                                     05/31/10         PRICE         INPUTS        INPUTS
                                   ------------   ------------   -----------   ------------
Options Written                      $(566,898)        $--        $(566,898)        $--
                                     ---------         ---        ---------         ---
Total Liabilities                    $(566,898)        $--        $(566,898)        $--
                                     =========         ===        =========         ===

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                                           PREFERRED
                                                                      COMMON STOCKS          STOCK
                                                      TOTAL      -----------------------------------
                                                   INVESTMENTS     FINANCE    TECHNOLOGY   FINANCE
                                                   -----------   ----------   ----------   ---------
Balance as of August 31, 2009                       $  239,717   $  147,056     $92,661    $     --
Accrued discounts/premiums                                  --           --          --          --
Net realized gain/(loss)                                    --           --          --          --
Change in unrealized appreciation (depreciation)      (447,125)    (438,516)      3,618     (12,227)
Net purchases/(sales)                                2,135,207    2,059,269      45,938      30,000
Transfers in and/or out of Level 3                          --           --          --          --
                                                    ----------   ----------    --------    --------
Balance as of May 31, 2010                          $1,927,799   $1,767,809    $142,217    $ 17,773
                                                    ==========   ==========    ========    ========

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

ROBECO WPG SMALL CAP VALUE FUND

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--98.7%
BASIC INDUSTRIES--2.3%
   GrafTech International Ltd. *                        11,800   $       195,998
   Graham Packaging Co., Inc. *                          7,600            95,228
   Schweitzer-Mauduit International, Inc. (a)            9,700           535,440
                                                                 ---------------
                                                                         826,666
                                                                 ---------------
CAPITAL GOODS--8.8%
   BE Aerospace, Inc. *                                  6,200           168,144
   Buckeye Technologies, Inc. *                         19,600           237,552
   Columbus McKinnon Corp. *                            14,100           230,958
   Globe Specialty Metals, Inc. *                       37,800           441,126
   Granite Construction, Inc. (a)                       12,300           364,695
   Lakeland Industries, Inc. *                          29,400           303,996
   Landec Corp. *                                        3,800            23,522
   Matrix Service Co. *                                 16,000           157,440
   RTI International Metals, Inc. *(a)                  10,700           283,657
   Teleflex, Inc.                                        4,600           257,968
   Tutor Perini Corp. *                                 12,500           278,750
   Wabash National Corp. *(a)                           50,700           363,012
                                                                 ---------------
                                                                       3,110,820
                                                                 ---------------
COMMUNICATIONS--1.5%
   Digital River, Inc. *(a)                             19,500           537,030
                                                                 ---------------
CONSUMER DURABLES--0.5%
   Lifetime Brands, Inc. *                              13,200           184,536
                                                                 ---------------
CONSUMER NON-DURABLES--6.2%
   Alliance One International, Inc. *(a)                91,600           381,972
   Brown Shoe Co., Inc.                                 15,100           251,868
   Chiquita Brands International, Inc. *(a)             34,300           423,605
   Del Monte Foods Co.                                  55,900           815,022
   Iconix Brand Group, Inc. *                           10,300           167,375
   NBTY, Inc. *                                          5,100           174,624
                                                                 ---------------
                                                                       2,214,466
                                                                 ---------------
CONSUMER SERVICES--15.8%
   America's Car-Mart, Inc. *(a)                        10,000           242,200
   Casual Male Retail Group, Inc. *                     60,100           225,375
   Cornell Cos., Inc. *                                 35,800           968,032
   FTI Consulting, Inc. *                               16,000           684,160
   Geo Group, Inc., (The) *(a)                          20,900           440,990

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
CONSUMER SERVICES--(CONTINUED)
   Hackett Group, Inc. (The) *                          68,100   $       230,178
   Hillenbrand, Inc.                                     9,200           223,468
   LECG Corp. *                                         76,500           253,980
   Lions Gate Entertainment Corp. *                     19,500           132,600
   MDC Partners, Inc., Class A                          99,000         1,205,820
   New Frontier Media, Inc. *                           72,800           132,496
   Pantry, Inc. (The) *                                 15,000           229,350
   Pool Corp. (a)                                        8,700           208,713
   Princeton Review, Inc. (The) *                       57,200           137,280
   Providence Service Corp. *                           12,500           204,875
   Regis Corp. (a)                                       4,800            88,272
                                                                 ---------------
                                                                       5,607,789
                                                                 ---------------
ENERGY--2.4%
   Approach Resources, Inc. *                           43,300           310,461
   GeoMet, Inc. *(a)                                    73,700            92,862
   Global Geophysical Services, Inc. *                   2,400            22,368
   GMX Resources, Inc. *(a)                             20,300           138,446
   Holly Corp. (a)                                       6,000           155,400
   InterOil Corp. *                                      2,300           113,344
                                                                 ---------------
                                                                         832,881
                                                                 ---------------
FINANCE--29.2%
   A.B. Whatley Group, Inc. *                           93,855               338
   Alterra Capital Holdings Ltd.                        14,700           275,037
   Aspen Insurance Holdings Ltd.                        11,900           300,594
   Bancorp Rhode Island, Inc.                           12,100           345,939
   Boston Private Financial Holdings, Inc. (a)          58,500           428,220
   CapitalSource, Inc.                                   6,300            28,602
   Cathay General Bancorp (a)                           30,900           340,518
   Delphi Financial Group, Inc., Class A                17,800           462,266
   Encore Bancshares, Inc. *                            13,600           141,576
   ESSA Bancorp, Inc.                                   12,900           161,766
   FBR Capital Markets Corp. *                         114,600           464,130
   First Financial Bancorp                              16,000           254,320
   Great American Group, Inc. *                         84,750           171,619
   Home Bancshares, Inc.                                16,800           396,144
   Home Federal Bancorp, Inc.                           13,000           199,030
   MB Financial, Inc. (a)                                6,300           137,655

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
FINANCE--(CONTINUED)
   Meadowbrook Insurance Group, Inc.                   104,900   $       911,581
   National Penn Bancshares, Inc. (a)                   26,100           182,439
   Navios Maritime Acquisition Corp. *(a)               40,300           264,368
   Nelnet, Inc., Class A                                16,900           334,620
   Northwest Bancshares, Inc.                           11,600           134,908
   Old National Bancorp (a)                             22,100           253,708
   PMA Capital Corp., Class A *                         26,100           176,436
   Radian Group, Inc.                                   42,900           441,012
   Renasant Corp. (a)                                   16,400           235,340
   SCBT Financial Corp.                                  9,100           325,689
   SeaBright Insurance Holdings, Inc.                   18,500           190,735
   Simmons First National Corp., Class A                 7,600           200,336
   Susquehanna Bancshares, Inc.                         40,400           354,308
   Synovus Financial Corp. (a)                          85,400           252,784
   Texas Capital Bancshares, Inc. *(a)                   9,900           180,873
   THL Credit, Inc. *                                   20,700           244,881
   Thomas Weisel Partners Group, Inc. *(a)              24,700           169,442
   Umpqua Holdings Corp. (a)                            12,300           154,488
   United Financial Bancorp, Inc.                       10,700           145,092
   Validus Holdings, Ltd.                               14,000           343,840
   ViewPoint Financial Group (a)                        14,600           231,848
   Wilmington Trust Corp. (a)                            9,800           147,784
   WSFS Financial Corp. (a)                              9,100           367,003
                                                                 ---------------
                                                                      10,351,269
                                                                 ---------------
HEALTH CARE--6.1%
   Assisted Living Concepts, Inc., Class A *(a)         11,500           381,225
   eResearch Technology, Inc. *                          2,700            21,438
   Exactech, Inc. *                                     18,000           311,940
   HealthTronics, Inc. *                               110,200           531,164
   ICU Medical, Inc. *                                  25,000           795,500
   Psychiatric Solutions, Inc. *(a)                      3,600           116,568
                                                                 ---------------
                                                                       2,157,835
                                                                 ---------------

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
REAL ESTATE INVESTMENT TRUSTS--6.8%
   American Campus Communities, Inc. (a)                 8,300   $       222,191
   Chatham Lodging Trust *                              12,900           232,200
   Chimera Investment Corp.                             72,300           284,862
   Dupont Fabros Technology, Inc.                       13,900           355,006
   Highwoods Properties, Inc. (a)                       12,500           368,250
   Kennedy-Wilson Holdings, Inc. *                      15,500           170,965
   Starwood Property Trust, Inc.                        25,000           455,750
   Washington Real Estate Investment Trust              10,500           308,490
                                                                 ---------------
                                                                       2,397,714
                                                                 ---------------
TECHNOLOGY--6.9%
   CDC Software Corp. - ADR *                           66,500           567,910
   CIBER, Inc. *                                        51,900           154,662
   Digi International, Inc. *                           56,800           524,832
   Generac Holdings, Inc. *                             31,800           349,482
   ManTech International Corp., Class A *(a)             7,200           332,856
   OmniVision Technologies, Inc. *(a)                    5,100            98,379
   Plantronics, Inc.                                     3,500           104,790
   Safeguard Scientifics, Inc. *                         9,800           110,740
   Zoran Corp. *                                        21,600           208,656
                                                                 ---------------
                                                                       2,452,307
                                                                 ---------------
TRANSPORTATION--6.4%
   Air Transport Services Group, Inc. *                 13,600            76,432
   Airtran Holdings, Inc. *(a)                         177,100           998,844
   Celadon Group, Inc. *                                18,700           254,694
   Scorpio Tankers, Inc. *                              65,600           749,152
   US Airways Group, Inc. *(a)                          20,200           178,366
                                                                 ---------------
                                                                       2,257,488
                                                                 ---------------
UTILITIES--5.8%
   California Water Service Group                        4,800           171,984
   El Paso Electric Co. *                                8,600           170,452
   Nicor, Inc. (a)                                       5,100           206,091
   Portland General Electric Co. (a)                    19,200           363,072
   StealthGas, Inc. *                                   38,600           196,860
   UGI Corp.                                            20,700           541,098
   UIL Holdings Corp.                                    8,300           209,824

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
UTILITIES--(CONTINUED)
   Vectren Corp.                                         8,400   $       193,620
                                                                 ---------------
                                                                       2,053,001
                                                                 ---------------
TOTAL COMMON STOCK
   (Cost $29,678,979)                                                 34,983,802
                                                                 ---------------
SECURITIES LENDING COLLATERAL--26.0%
   Institutional Money Market Trust                  9,197,225         9,197,225
                                                                 ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $9,197,225)                                                   9,197,225
                                                                 ---------------
TOTAL INVESTMENTS--124.7%
   (Cost $38,876,204) **                                              44,181,027
LIABILITIES IN EXCESS OF OTHER ASSETS--(24.7)%                        (8,741,315)
                                                                 ---------------
NET ASSETS--100.0%                                               $    35,439,712
                                                                 ===============

----------
ADR  -- American Depositary Receipt

*    -- Non-income Producing

(a) -- All or a portion of the security is on loan. See Notes to Portfolio of Investments.

** -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal tax basis, are as follows:

Aggregate Cost                  $38,876,204
                                -----------
Gross unrealized appreciation     6,282,135
Gross unrealized depreciation      (977,312)
                                -----------
Net unrealized appreciation     $ 5,304,823
                                ===========

A summary of the inputs used to value the Fund's investments as of May 31, 2010 is as follows (see Notes to Portfolio of Invesments):

                                                            LEVEL 2        LEVEL 3
                                 TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                              VALUE AS OF     QUOTED       OBSERVABLE   UNOBSERVABLE
                                05/31/10       PRICE         INPUTS        INPUTS
                              -----------   -----------   -----------   ------------
Investments in securities *   $44,181,027   $44,181,027       $--            $--
                              -----------   -----------       ---            ---
   Total Assets               $44,181,027   $44,181,027       $--            $--
                              ===========   ===========       ===            ===

* see Portfolio of Investments detail for industry and security type breakout.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

SAM SUSTAINABLE CLIMATE FUND

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--80.9%
AUSTRIA--5.9%
   Verbund - Oesterreichische
      Elektrizitaetswirtschafts AG
      (Utilities)                                     1,821      $        59,017
   Wienerberger AG (Industrials)*                     3,550               53,801
   Zumtobel AG (Industrials)*                         5,750               92,505
                                                                 ---------------
                                                                         205,323
                                                                 ---------------
BRAZIL--3.0%
   Cia Energetica de Minas Gerais -
      ADR (Utilities)                                 7,111              102,185
                                                                 ---------------
CANADA--5.2%
   Canadian Solar, Inc. (Industrials)*
      (a)                                             5,950               77,053
   Intermap Technologies Corp.
      (Industrials)*                                 10,100                9,117
   Ram Power Corp. (Utilities)*                      38,300               93,166
                                                                 ---------------
                                                                         179,336
                                                                 ---------------
CHINA--5.0%
   JA Solar Holdings Co. Ltd. - ADR
      (Industrials)*                                 13,200               64,284
   RINO International Corp.
      (Industrials)*                                  1,300               16,783
   Trina Solar Ltd. - ADR
      (Industrials)*                                  2,200               38,500
   Yingli Green Energy Holding Co.
      Ltd. - ADR (Industrials)* (a)                   5,900               54,044
                                                                 ---------------
                                                                         173,611
                                                                 ---------------
DENMARK--2.6%
   Novozymes A/S, Class B
      (Materials)                                       850               90,707
                                                                 ---------------
FRANCE--3.3%
   Compagnie de Saint-Gobain
      (Industrials)                                     800               30,846
   Saft Groupe SA (Industrials)                       1,224               37,746
   Veolia Environnement (Utilities)                   1,700               43,819
                                                                 ---------------
                                                                         112,411
                                                                 ---------------
GERMANY--1.3%
   Vossloh AG (Industrials)                             510               44,454
                                                                 ---------------

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
GREECE--1.2%
   Terna Energy SA (Utilities)                         8,600     $        40,103
                                                                 ---------------
HONG KONG--2.2%
   Sino-Forest Corp. (Materials)*                      4,400              75,424
                                                                 ---------------
IRELAND--2.6%
   CRH PLC (Materials)                                 3,180              71,108
      Kingspan Group PLC
      (Industrials)*                                   2,000              17,536
                                                                 ---------------
                                                                          88,644
                                                                 ---------------
ITALY--4.8%
   Ansaldo STS SpA (Industrials)                       1,520              23,017
   Landi Renzo SpA (Consumer
      Discretionary)                                  21,500              74,468
   Terna Rete Elettrica Nazionale
      SpA (Utilities)                                 17,880              66,921
                                                                 ---------------
                                                                         164,406
                                                                 ---------------
JAPAN--5.2%
   East Japan Railway Co.
      (Industrials)                                    1,000              63,799
   Yamatake Corp. (Information
      Technology)                                      4,900             117,393
                                                                 ---------------
                                                                         181,192
                                                                 ---------------
NETHERLANDS--0.6%
   Grontmij N.V. (Industrials)                         1,100              20,180
                                                                 ---------------
SPAIN--6.0%
   EDP Renovaveis SA (Utilities)*                     12,030              69,030
   Gamesa Corp. Tecnologica SA
      (Industrials)                                    7,400              71,721
   Iberdrola Renovables SA (Utilities)                21,390              65,963
                                                                 ---------------
                                                                         206,714
                                                                 ---------------
SWITZERLAND--3.1%
   ABB Ltd. (Industrials)                              2,890              49,538
   Syngenta AG (Materials)                               260              57,621
                                                                 ---------------
                                                                         107,159
                                                                 ---------------
UNITED KINGDOM--1.7%
   SIG PLC (Industrials)*                             34,055              58,409
                                                                 ---------------

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
UNITED STATES--27.2%
   Acuity Brands, Inc. (Industrials)                    925      $        38,045
   Aecom Technology Corp.
      (Industrials)*                                  1,800               45,684
   Apogee Enterprises, Inc.
      (Industrials)                                   3,370               46,034
   Covanta Holding Corp.
      (Industrials)*                                  6,170               95,203
   Ecolab, Inc. (Materials)                           1,010               47,702
   Fuel Systems Solutions, Inc.
      (Consumer Discretionary)* (a)                   3,300               88,209
   Insituform Technologies, Inc.,
      Class A (Industrials)*                          3,700               75,702
   ITC Holdings Corp. (Utilities)                     1,914              100,887
   LSB Industries, Inc. (Materials)*                  6,465              105,703
   Orion Marine Group, Inc.
      (Industrials)*                                  1,500               22,800
   Quanta Services, Inc.
      (Industrials)*                                  4,550               94,321
   Regal-Beloit Corp. (Industrials)(a)                1,370               82,597
   Tetra Tech, Inc. (Industrials)* (a)                3,200               72,528
   UQM Technologies, Inc.
      (Industrials)* (a)                              6,600               22,704
                                                                 ---------------
                                                                         938,119
                                                                 ---------------
TOTAL COMMON STOCK
   (Cost $2,921,780)                                                   2,788,377
                                                                 ---------------
SECURITIES LENDING COLLATERAL--12.4%
   BlackRock Institutional Money
      Market Trust ()                               428,180              428,180
                                                                 ---------------
TOTAL SECURITIES LENDING
   COLLATERAL
   (Cost $428,180)                                                       428,180
                                                                 ---------------
TOTAL INVESTMENTS--93.3%
   (Cost $3,349,960)                                                   3,216,557
OTHER ASSETS IN EXCESS
   OF LIABILITIES--6.7%                                                  229,500
                                                                 ---------------
NET ASSETS--100.0%                                               $     3,446,057
                                                                 ===============

----------
ADR  -- American Depositary Receipt

*    -- Non-income producing.

(a) -- All or a portion of the security is on loan. See Notes to Portfolio of Investments.

** -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost                   $     3,349,960
                                 ---------------
Gross unrealized appreciation            257,357
Gross unrealized depreciation           (390,760)
                                 ---------------
Net unrealized depreciation      $      (133,403)
                                 ===============

                                        % OF NET
SECURITY TYPE/SECTOR CLASSIFICATION      ASSETS
-----------------------------------     --------
COMMON STOCK
   Industrials                            41.2%
   Utilities                              18.6
   Materials                              13.0
   Consumer Discretionary                  4.7
   Information Technology                  3.4
SECURITIES LENDING COLLATERAL             12.4
OTHER ASSETS IN EXCESS OF LIABILITIES      6.7
                                         -----
NET ASSETS                               100.0%
                                         =====

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

SAM SUSTAINABLE CLIMATE FUND (concluded)

                                                        PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund's investments as of May 31, 2010 is as follows (see Notes to Portfolio of Investments):

                                                                                LEVEL 2        LEVEL 3
                                                      TOTAL        LEVEL 1    SIGNIFICANT    SIGNIFICANT
                                                   VALUE AS OF     QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     05/31/10       PRICE        INPUTS        INPUTS
                                                   -----------   ----------   -----------   ------------
Investments in securities *                         $3,216,557   $3,216,557       $--           $--
                                                    ----------   ----------       ---           ---
   Total Assets                                     $3,216,557   $3,216,557       $--           $--
                                                    ==========   ==========       ===           ===

*    see Portfolio of Investments detail for country and security type breakout.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                  COMMON STOCKS
                                                      TOTAL      ---------------
                                                   INVESTMENTS      UTILITIES
                                                   -----------   ---------------
Balance as of August 31, 2009                       $106,005         $106,005
Accrued discounts/premiums                                 --              --
Net realized gain/(loss)                                   --              --
Change in unrealized appreciation (depreciation)           --              --
Net purchases/(sales)                                      --              --
Transfers in and/or out of Level 3                   106,005          106,005
                                                    --------         --------
Balance as of May 31, 2010                          $      --        $     --
                                                    ========         ========

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

SAM SUSTAINABLE WATER FUND
                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--60.4%
AUSTRALIA--1.0%
   Boart Longyear Group (Energy)*                        9,600   $        22,694
   G.U.D. Holdings Ltd. (Consumer Discretionary)         3,500            24,317
                                                                 ---------------
                                                                          47,011
                                                                 ---------------
CHINA--0.9%
   RINO International Corp. (Industrials)*               3,300            42,603
                                                                 ---------------
DENMARK--1.0%
   Danisco A/S (Consumer Staples)                          800            47,185
                                                                 ---------------
FRANCE--5.2%
   Suez Environnement SA (Utilities)                     5,300            91,835
   Veolia Environnement (Utilities)                      6,200           159,812
                                                                 ---------------
                                                                         251,647
                                                                 ---------------
HONG KONG--13.1%
   Beijing Enterprises Water Group Ltd.
      (Utilities)*                                     186,000            64,010
   Chaoda Modern Agriculture (Consumer Staples)        217,040           210,700
   China Green Holdings Ltd. Bermuda (Consumer
      Staples)                                          85,000            85,791
   China Water Affairs Group Ltd. (Utilities)          109,000            39,191
   Guangdong Investment Ltd. (Utilities)               481,000           227,915
                                                                 ---------------
                                                                         627,607
                                                                 ---------------
ITALY--1.0%
   ACEA SpA (Utilities)                                  4,900            47,292
                                                                 ---------------
JAPAN--0.4%
   Kitz Corp. (Industrials)                              4,000            17,908
                                                                 ---------------
NETHERLANDS--2.8%
   Aalberts Industries N.V. (Industrials)                8,700           107,616
   Grontmij N.V. (Industrials)                           1,525            27,977
                                                                 ---------------
                                                                         135,593
                                                                 ---------------
SOUTH KOREA--2.5%
   Woongjin Coway Co., Ltd. (Consumer
      Discretionary)                                     4,000           120,035
                                                                 ---------------

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
UNITED KINGDOM--2.1%
   Halma PLC (Information Technology)                   27,000   $        97,069
   PuriCore PLC (Health Care)*                          28,900             4,075
                                                                 ---------------
                                                                         101,144
                                                                 ---------------
UNITED STATES--30.4%
   Aecom Technology Corp. (Industrials)*                 6,400           162,432
   American States Water Co. (Utilities)                 1,400            48,118
   American Water Works Co., Inc. (Utilities)           10,000           203,400
   Danaher Corp. (Industrials)                           2,000           158,760
   Ecolab, Inc. (Materials)                              2,400           113,352
   ITT Corp. (Industrials)                               4,500           217,260
   Nalco Holding Co. (Materials)                         4,200            95,172
   Pall Corp. (Industrials)                              8,000           272,400
   Roper Industries, Inc. (Industrials)                  3,200           185,664
                                                                 ---------------
                                                                       1,456,558
                                                                 ---------------
TOTAL COMMON STOCK
   (Cost $2,936,671)                                                   2,894,583
                                                                 ---------------
PREFERRED STOCK--0.0%
UNITED KINGDOM--0.0%
   PuriCore PLC *                                        4,867                 0
                                                                 ---------------
TOTAL PREFERRED STOCK (Cost $0)                                                0
                                                                 ---------------
TOTAL INVESTMENTS--60.4%
   (Cost $2,936,671)**                                                 2,894,583
OTHER ASSETS IN EXCESS OF LIABILITIES--39.6%                           1,898,862
                                                                 ---------------
NET ASSETS--100.0%                                               $     4,793,445
                                                                 ===============

----------
*    -- Non-income producing.

** -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost                  $2,936,671
                                ----------
Gross unrealized appreciation      150,920
Gross unrealized depreciation     (193,008)
                                ----------
Net unrealized depreciation     $  (42,088)
                                ==========

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

SAM SUSTAINABLE WATER FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS

                                        % OF NET
SECURITY TYPE/SECTOR CLASSIFICATION      ASSETS
-----------------------------------     --------
COMMON STOCK
   Industrials                            24.9%
   Utilities                              18.4
   Consumer Staples                        7.2
   Materials                               4.3
   Consumer Discretionary                  3.0
   Information Technology                  2.0
   Energy                                  0.5
   Health Care                             0.1
OTHER ASSETS IN EXCESS OF LIABILITIES     39.6
                                         -----
NET ASSETS                               100.0%
                                         =====

A summary of the inputs used to value the Fund's investments as of May 31, 2010 is as follows (see Notes to Portfolio of Invesments):

                                                           LEVEL 2        LEVEL 3
                                 TOTAL        LEVEL 1    SIGNIFICANT    SIGNIFICANT
                              VALUE AS OF     QUOTED      OBSERVABLE   UNOBSERVABLE
                                05/31/10       PRICE        INPUTS        INPUTS
                              -----------   ----------   -----------   ------------
Investments in securities *    $2,894,583   $2,894,583       $--            $--
                               ----------   ----------       ---            ---
   Total Assets                $2,894,583   $2,894,583       $--            $--
                               ==========   ==========       ===            ===

* see Portfolio of Investments detail for industry and security type breakout.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

SAM SUSTAINABLE GLOBAL ACTIVE FUND

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--95.7%
AUSTRALIA--3.2%
   National Australia Bank Ltd. (Financial)             20,900   $       438,818
   Westpac Banking Corp. (Financial)                     5,402           107,104
                                                                 ---------------
                                                                         545,922
                                                                 ---------------
AUSTRIA--0.9%
   OMV AG (Energy)                                       4,500           148,546
                                                                 ---------------
CANADA--5.6%
   BCE, Inc. (Telecommunication Services)                9,969           290,526
   Sherritt International Corp. (Materials)             91,100           576,517
   Teck Resources Ltd., Class B (Materials)*             2,404            81,778
                                                                 ---------------
                                                                         948,821
                                                                 ---------------
CHINA--2.1%
   Bank of China Ltd., Class H (Financial)             722,000           360,652
                                                                 ---------------
GERMANY--3.3%
   Henkel AG & Co. KGaA (Consumer Staples)               4,176           194,246
   MTU Aero Engines Holding AG (Industrials)             3,500           187,541
   Muenchener Rueckversicherungs-Gesellschaft
      AG (Financial)                                     1,462           185,419
                                                                 ---------------
                                                                         567,206
                                                                 ---------------
ITALY--0.6%
   Ansaldo STS SpA (Industrials)                         6,600            99,944
                                                                 ---------------
JAPAN--11.8%
   Asahi Breweries Ltd. (Consumer Staples)              19,800           330,835
   Daito Trust Construction Co., Ltd.
      (Financial)                                       11,600           585,678
   ITOCHU Corp. (Industrials)                           39,600           330,181
   Mitsubishi Corp. (Industrials)                        7,900           180,229
   Mitsui O.S.K. Lines, Ltd. (Industrials)              34,000           243,098

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
JAPAN--(CONTINUED)
   Nitori Co., Ltd. (Consumer Discretionary)             2,600   $       206,776
   Takeda Pharmaceutical Co., Ltd. (Health Care)         3,000           123,749
                                                                 ---------------
                                                                       2,000,546
                                                                 ---------------
NORWAY--3.6%
   Aker Solutions ASA (Energy)                          30,200           428,798
   Norsk Hydro ASA (Materials)                          30,800           187,083
                                                                 ---------------
                                                                         615,881
                                                                 ---------------
PORTUGAL--2.8%
   EDP - Energias de Portugal, SA (Utilities)           34,300           106,532
   Portugal Telecom, SGPS SA (Telecommunication
      Services)                                         36,301           370,182
                                                                 ---------------
                                                                         476,714
                                                                 ---------------
SPAIN--3.8%
   Banco Santander SA (Financial)                       14,578           150,270
   Iberdrola Renovables SA (Utilities)                  65,554           202,156
   Telefonica SA (Telecommunication Services)           15,507           298,760
                                                                 ---------------
                                                                         651,186
                                                                 ---------------
SWEDEN--2.3%
   Boliden AB (Materials)                               12,402           148,874
   Svenska Cellulosa AB, Class B (Materials)            21,300           246,597
                                                                 ---------------
                                                                         395,471
                                                                 ---------------
SWITZERLAND--1.0%
   Baloise Holding AG (Financial)                        2,440           172,181
                                                                 ---------------
UNITED KINGDOM--8.5%
   AstraZeneca PLC (Health Care)                         6,237           261,705
   Barclays PLC (Financial)                             61,260           270,292
   BG Group PLC (Energy)                                15,331           235,234
   Logica PLC (Information Technology)                 198,900           364,440
   Travis Perkins PLC (Industrials)*                    27,747           317,199
                                                                 ---------------
                                                                       1,448,870
                                                                 ---------------

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
UNITED STATES--46.2%
   AGL Resources, Inc. (Utilities)                       5,000   $       182,500
   Bristol-Myers Squibb Co. (Health Care)(a)             4,031            93,560
   Chevron Corp. (Energy)                                4,231           312,544
   CIGNA Corp. (Health Care)                             8,100           271,107
   Del Monte Foods Co. (Consumer Staples)               18,000           262,440
   Forest Oil Corp. (Energy)*                           11,911           317,309
   Hartford Financial Services
      Group, Inc. (Financial)                           25,200           631,764
   Health Net, Inc. (Health Care)*                      21,881           539,367
   Hewlett-Packard Co. (Information
      Technology)(a)                                    12,748           586,535
   International Business Machines Corp.
      (Information Technology)                           4,565           571,812
   Johnson Controls, Inc. (Consumer
      Discretionary)                                    13,600           388,008
   JPMorgan Chase & Co. (Financial)                      1,706            67,523
   Kimberly-Clark Corp. (Consumer Staples)               5,766           349,996
   Limited Brands, Inc. (Consumer
      Discretionary)(a)                                 26,036           647,255
   McDonald's Corp. (Consumer Discretionary)(a)          2,656           177,607
   McKesson Corp. (Health Care)                          2,364           165,480
   Microsoft Corp. (Information Technology)              1,900            49,020
   National Semiconductor Corp. (Information
      Technology)(a)                                     5,000            70,250
   Occidental Petroleum Corp. (Energy)                   5,421           447,287
   Pfizer, Inc. (Health Care)                           29,856           454,707
   PG&E Corp. (Utilities)(a)                             3,172           131,638
   Procter & Gamble Co. (Consumer Staples)               8,962           547,489
   Reynolds American, Inc. (Consumer Staples)(a)         5,500           286,770

                                                      Number
                                                    of Shares         Value
                                                   -----------   ---------------
COMMON STOCK--(CONTINUED)
UNITED STATES--(CONTINUED)
   Target Corp. (Consumer Discretionary)                 5,800   $       316,274
                                                                 ---------------
                                                                       7,868,242
                                                                 ---------------
TOTAL COMMON STOCK
   (Cost $16,114,731)                                                 16,300,182
                                                                 ---------------
SECURITIES LENDING COLLATERAL--6.5%
   Institutional Money Market Trust                  1,110,604         1,110,604
                                                                 ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,110,604)                                                   1,110,604
                                                                 ---------------
TOTAL INVESTMENTS--102.2%
   (Cost $17,225,335)**                                               17,410,786
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.2)%                           (377,561)
                                                                 ---------------
NET ASSETS--100.0%                                               $    17,033,225
                                                                 ===============

----------
*    -- Non-income producing.

(a) -- All or a portion of the security is on loan. See Notes to Portfolio of Investments.

** -- The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost                  $17,225,335
                                -----------
Gross unrealized appreciation     1,024,835
Gross unrealized depreciation      (839,384)
                                -----------
Net unrealized appreciation     $   185,451
                                ===========

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS                                 MAY 31, 2010 (unaudited)

SAM SUSTAINABLE GLOBAL ACTIVE FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS

                                        % OF NET
SECURITY TYPE/SECTOR CLASSIFICATION      ASSETS
-----------------------------------     --------
COMMON STOCK
   Financials                             17.4%
   Consumer Staples                       11.6
   Health Care                            11.2
   Energy                                 11.1
   Consumer Discretionary                 10.2
   Information Technology                  9.6
   Industrials                             8.0
   Materials                               7.3
   Telecommunciation Services              5.6
   Utilities                               3.7
SECURITIES LENDING COLLATERAL              6.5
   LIABILITIES IN EXCESS OF
      OTHER ASSETS                        (2.2)
                                         -----
NET ASSETS                               100.0%
                                         =====

A summary of the inputs used to value the Fund's investments as of May 31, 2010 is as follows (see Notes to Portfolio of Invesments):

                                                            LEVEL 2        LEVEL 3
                                 TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                              VALUE AS OF      QUOTED      OBSERVABLE   UNOBSERVABLE
                                05/31/10       PRICE         INPUTS        INPUTS
                              -----------   -----------   -----------   ------------
Investments in securities *   $17,410,786   $17,410,786       $--            $--
                              -----------   -----------       ---            ---
   Total Assets               $17,410,786   $17,410,786       $--            $--
                              ===========   ===========       ===            ===

*    see Portfolio of Investments detail for country and security type breakout.

  The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS
NOTES TO PORFOLIO OF INVESTMENTS                        May 31, 2010 (UNAUDITED)

PORTFOLIO VALUATION -- Each Robeco Investment Fund, Robeco Boston Partners Small Cap Value Fund II ("BP Small Cap Value Fund II"), Robeco Boston Partners Long/Short Equity Fund ("BP Long/Short Equity Fund"), Robeco Boston Partners Mid Cap Value Fund ("BP Mid Cap Value Fund"), Robeco Boston Partners All-Cap Value Fund ("BP All-Cap Value Fund"), Robeco WPG Small Cap Value Fund ("WPG Small Cap Value Fund"), the SAM Sustainable Climate Fund, SAM Sustainable Water Fund and SAM Sustainable Global Active Fund (collectively "SAM Funds") (each a "Fund," collectively the "Funds"), net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by The RBB Fund's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each of Fund's investments as of May 31, 2010 is included with each Fund's Portfolio of Investments.

OPTIONS WRITTEN -- The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The BP All-Cap Value Fund, the WPG Small Cap Value Fund and the SAM Funds write covered call and secured put options. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

ROBECO INVESTMENT FUNDS
NOTES TO PORFOLIO OF INVESTMENTS (CONTINUED)            MAY 31, 2010 (UNAUDITED)

Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received or paid.

The BP All-Cap Value Fund had transactions in options written during the period ended May 31, 2010 as follows:

                                         NUMBER OF    PREMIUMS
                                         CONTRACTS    RECEIVED
                                         ---------   ---------
Options outstanding at August 31, 2009     1,704     $ 900,977
Options written                            5,625       618,499
Options closed                            (1,073)     (629,079)
Options expired                             (584)      (91,379)
Options exercised                           (525)     (321,793)
                                          ------     ---------
Options outstanding at May 31, 2010        5,147     $ 477,226
                                          ======     =========

SHORT SALES -- When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund and the BP All-Cap Value Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

SECURITIES LENDING -- Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. During the period ended May 31, 2010, the Funds participated in securities lending. The market value of securities on loan and collateral as of May 31, 2010 is as follows:

                                      MARKET VALUE
                                     OF SECURITIES    MARKET VALUE
FUND                                     LOANED      OF COLLATERAL
----                                 -------------   -------------
BP Small Cap Value Fund II            $22,243,564     $23,492,916
BP Long/Short Equity Fund              18,582,444      20,534,066
BP Mid Cap Value Fund                  45,017,174      47,789,946
BP All-Cap Value Fund                  13,391,569      14,012,978
WPG Small Cap Value Fund                8,594,418       9,197,225
SAM Sustainable Climate Fund              396,487         428,180
SAM Sustainable Global Active Fund      1,068,276       1,110,604

RESTRICTED SECURITIES -- A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.

ROBECO INVESTMENT FUNDS
NOTES TO PORFOLIO OF INVESTMENTS (CONCLUDED)            MAY 31, 2010 (UNAUDITED)

At May 31, 2010, the following Funds held restricted securities that were illiquid:

                                                                  ACQUISITION    SHARES                % OF NET
                                               ACQUISITION DATE       COST        /PAR       VALUE      ASSETS
                                              -----------------   -----------   -------   ----------   --------
BP LONG/SHORT EQUITY FUND
COMMON STOCKS:
First Southern Bancorp, Inc., Class B, 144A       01/27/10         $1,357,785    64,350   $  804,375     0.4%
NBH Holdings Corp., Class A, 144A                 10/13/09          1,594,700    79,735    1,547,656     0.6
PREFERRED STOCK:
First Southern Bancorp, Inc., 144A                01/27/10            110,000       110       65,166     0.0
                                                                   ----------   -------   ----------     ---
                                                                   $3,062,485   144,195   $2,417,197     1.0%
                                                                   ==========   =======   ==========     ===
BP ALL-CAP VALUE FUND
COMMON STOCKS:
First Southern Bancorp, Inc., Class B, 144A       01/27/10         $  370,305    17,550   $  219,375     0.2%
NBH Holdings Corp., Class A, 144A                 10/13/09            800,500    40,025      776,885     0.7
Peoples Choice Financial Corp., 144A          12/21/04-01/23/06        14,293     1,465           --     0.0
Solar Cayman Ltd., 144A                           03/24/10                 --    19,375           --     0.0
PREFERRED STOCK:
First Southern Bancorp, Inc., 144A                01/27/10             30,000        30       17,773     0.0
CORPORATE BOND:
Thornburg Mortgage, Inc., 144A                    10/01/08            758,149   824,000           --     0.0
                                                                   ----------   -------   ----------     ---
                                                                   $1,973,247   902,445   $1,014,033     0.9%
                                                                   ==========   =======   ==========     ===

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2010
                                   (UNAUDITED)

                                                      SHARES          VALUE
                                                   -----------   ---------------
DOMESTIC COMMON STOCKS -- 94.9%
AEROSPACE & DEFENSE -- 2.3%
Boeing Co. (The)                                        44,720   $     2,870,130
                                                                 ---------------
AUTOMOBILE MANUFACTURERS -- 2.6%
Navistar International Corp. *                          60,096         3,256,001
                                                                 ---------------
AUTOMOBILE PARTS & EQUIPMENT -- 3.6%
Magna International, Inc., Class A *                    66,615         4,495,846
                                                                 ---------------
BANKS -- 19.6%
Bank of America Corp.                                  395,595         6,226,665
Citigroup, Inc. *(a)                                   235,570           932,857
JPMorgan Chase & Co.                                   162,475         6,430,760
Regions Financial Corp. (a)                            331,510         2,529,421
Suntrust Banks, Inc. (a)                                77,000         2,075,150
Wells Fargo & Co.                                      229,975         6,597,983
                                                                 ---------------
                                                                      24,792,836
                                                                 ---------------
COAL -- 9.2%
Arch Coal, Inc.                                        358,845         7,733,110
Cloud Peak Energy, Inc. *                               10,000           147,600
Consol Energy, Inc.                                    101,245         3,693,418
                                                                 ---------------
                                                                      11,574,128
                                                                 ---------------
COMMERCIAL SERVICES -- 0.5%
Aegean Marine Petroleum Network, Inc.                   29,110           670,694
                                                                 ---------------
COMPUTERS -- 4.7%
Dell, Inc. *                                           443,313         5,909,362
                                                                 ---------------
ELECTRONICS -- 3.3%
Avnet, Inc. *                                          144,265         4,143,291
                                                                 ---------------
ENERGY & UTILITIES -- 6.7%
Allegheny Energy, Inc.                                 193,035         3,949,496
RRI Energy, Inc. *                                   1,020,949         4,512,595
                                                                 ---------------
                                                                       8,462,091
                                                                 ---------------
FOOD -- 0.1%
Smithfield Foods, Inc. *                                 9,795           168,866
                                                                 ---------------
HEALTH CARE - SERVICES -- 1.4%
Brookdale Senior Living, Inc. *(a)                      97,530         1,715,553
                                                                 ---------------
HOME BUILDERS -- 6.8%
D.R. Horton, Inc. (a)                                  318,000         3,876,420
NVR, Inc. *(a)                                           6,869         4,707,188
                                                                 ---------------
                                                                       8,583,608
                                                                 ---------------
INSURANCE -- 8.2%
Allstate Corp., (The) (a)                              106,830         3,272,203
Assured Guaranty, Ltd.                                 192,101         3,227,297
Brown & Brown, Inc. (a)                                 76,560         1,500,576

                                                      SHARES          VALUE
                                                   -----------   ---------------
INSURANCE -- (CONTINUED)
Fidelity National Financial, Inc., Class A              28,816   $       415,527
Genworth Financial, Inc., Class A *                     41,279           643,540
RenaissanceRe Holdings, Ltd.                            24,980         1,350,419
                                                                 ---------------
                                                                      10,409,562
                                                                 ---------------
LEISURE TIME -- 1.2%
Carnival Corp. (a)                                      43,655         1,581,621
                                                                 ---------------
LIFE & HEALTH INSURANCE -- 1.2%
AFLAC, Inc.                                             33,682         1,492,113
                                                                 ---------------
MEDIA -- 1.9%
Liberty Media Corp., Series A *                         57,447         2,416,221
                                                                 ---------------
OIL & GAS -- 9.8%
BP plc, SP ADR                                          23,310         1,001,164
Chesapeake Energy Corp. (a)                            322,416         7,202,773
EQT Corp.                                              107,911         4,229,032
                                                                 ---------------
                                                                      12,432,969
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS -- 3.3%
Annaly Capital Management, Inc.                        153,828         2,608,923
Redwood Trust, Inc.                                    102,977         1,564,221
                                                                 ---------------
                                                                       4,173,144
                                                                 ---------------
RETAIL -- 2.0%
Best Buy Co, Inc.                                       23,300           984,425
J.C. Penney Co., Inc.                                   55,121         1,515,276
                                                                 ---------------
                                                                       2,499,701
                                                                 ---------------
SEMICONDUCTORS -- 6.5%
International Rectifier Corp. *                        227,723         4,773,074
Lam Research Corp. *(a)                                 64,275         2,433,451
MEMC Electronic Materials, Inc. *(a)                    85,110           965,998
                                                                 ---------------
                                                                       8,172,523
                                                                 ---------------
   TOTAL DOMESTIC COMMON STOCKS
      (Cost $109,712,615)                                            119,820,260
                                                                 ---------------
EXCHANGE TRADED FUND -- 1.3%
FINANCE -- 1.3%
iShares Russell 1000 Value Index Fund (a)               29,880         1,718,698
                                                                 ---------------
   TOTAL EXCHANGE TRADED FUND
      (Cost $1,659,240)                                                1,718,698
                                                                 ---------------
SECURITIES LENDING COLLATERAL -- 20.6%
Institutional Money Market Trust                    25,970,029        25,970,029
                                                                 ---------------
   TOTAL SECURITIES LENDING COLLATERAL
      (Cost $25,970,029)                                              25,970,029
                                                                 ---------------

  The accompanying notes are an integral part of the portfolio of investments.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2010
                                   (UNAUDITED)

                                                       PAR
                                                      (000)           VALUE
                                                   -----------   ---------------
CORPORATE BONDS -- 0.7%
AIRLINES -- 0.7%
UAL Corp. CONV                                     $   348,000   $       843,030
                                                                 ---------------
   TOTAL CORPORATE BONDS
      (Cost $786,306)                                                    843,030
                                                                 ---------------
TOTAL INVESTMENTS -- 117.5%
(Cost $138,128,190)**                                                148,352,017
                                                                 ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (17.5)%                     (22,072,601)
                                                                 ---------------
NET ASSETS -- 100.0%                                             $   126,279,416
                                                                 ===============

*    Non-income producing.

(a) -- All or a portion of the security is on loan. See Notes to Portfolio of Investments.

CONV Convertible

SP ADR Sponsored American Depository Receipt

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost                  $138,128,190
                                ------------
Gross unrealized appreciation     18,509,707
Gross unrealized depreciation     (8,285,880)
                                ------------
Net unrealized appreciation     $ 10,223,827
                                ============

The following is a summary of inputs used, as of May 31, 2010, in valuing the Fund's investments carried at market value (See Notes to Portfolio of Investments):

                                                                LEVEL 2        LEVEL 3
                                    TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                 VALUE AS OF      QUOTED       OBSERVABLE   UNOBSERVABLE
                                MAY 31, 2010       PRICE         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
Domestic Common Stocks *        $119,820,260   $119,820,260     $     --         $--
Corporate Bonds                      843,030             --      843,030          --
Exchange Traded Fund               1,718,698      1,718,698           --          --
Securities Lending Collateral     25,970,029     25,970,029           --          --
                                ------------   ------------     --------         ---
Total                           $148,352,017   $147,508,987     $843,030         $--
                                ============   ============     ========         ===

* Please refer to the Portfolio of Investments for industry and security type breakouts.

  The accompanying notes are an integral part of the portfolio of investments.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2010
                                   (UNAUDITED)

                                                      SHARES          VALUE
                                                   -----------   ---------------
DOMESTIC COMMON STOCKS -- 95.1%
AEROSPACE & DEFENSE -- 4.9%
AAR Corp. * (a)                                        120,365   $     2,371,190
BE Aerospace, Inc. *                                    44,935         1,218,637
Triumph Group, Inc. (a)                                  8,805           611,155
                                                                 ---------------
                                                                       4,200,982
                                                                 ---------------
AIRLINES -- 1.6%
AirTran Holdings, Inc. * (a)                           249,795         1,408,844
                                                                 ---------------
APPAREL -- 1.3%
Barry (R.G.) Corp.                                      85,059           925,442
Liz Claiborne, Inc. * (a)                               29,230           179,180
                                                                 ---------------
                                                                       1,104,622
                                                                 ---------------
AUTOMOBILE PARTS & EQUIPMENT -- 1.3%
American Axle & Manufacturing
   Holdings, Inc. * (a)                                  7,869            70,585
Magna International, Inc., Class A * (a)                15,650         1,056,218
                                                                 ---------------
                                                                       1,126,803
                                                                 ---------------
BANKS -- 13.0%
Associated Banc-Corp.                                   52,250           701,717
Cathay General Bancorp (a)                              77,760           856,915
Citizens Republic Bancorp, Inc. * (a)                2,909,115         3,200,026
First BanCorp. (a)                                   1,029,847         1,369,697
MainSource Financial Group, Inc.                        61,386           510,118
Regions Financial Corp. (a)                            393,800         3,004,694
Sandy Spring Bancorp, Inc. (a)                          30,547           472,868
United Community Banks, Inc. * (a)                     226,730         1,050,894
                                                                 ---------------
                                                                      11,166,929
                                                                 ---------------
BUILDING MATERIALS -- 1.4%
Builders FirstSource, Inc. * (a)                       364,649         1,228,867
                                                                 ---------------
CHEMICALS -- 1.5%
A. Schulman, Inc.                                       27,011           600,319
Kraton Performance Polymers, Inc. *                     32,710           670,555
                                                                 ---------------
                                                                       1,270,874
                                                                 ---------------
COAL -- 12.1%
Arch Coal, Inc.                                        267,935         5,773,999
Cloud Peak Energy, Inc. *                              291,180         4,297,817
Massey Energy Co.                                       10,000           331,200
                                                                 ---------------
                                                                      10,403,016
                                                                 ---------------
COMMERCIAL SERVICES -- 6.3%
Administaff, Inc.                                       45,466         1,097,095
Aegean Marine Petroleum Network, Inc. (a)               60,645         1,397,261
Hudson Highland Group, Inc. *                          570,665         2,921,805
                                                                 ---------------
                                                                       5,416,161
                                                                 ===============

                                                      SHARES          VALUE
                                                   -----------   ---------------
COMPUTERS -- 2.6%
Insight Enterprises, Inc. *                             96,460   $     1,402,528
Ness Technologies, Inc. *                              165,478           863,795
                                                                 ---------------
                                                                       2,266,323
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
Artio Global Investors, Inc.                            40,110           741,634
                                                                 ---------------
ELECTRONICS -- 0.4%
Arrow Electronics, Inc. *                                3,830           104,482
Technitrol, Inc.                                        51,960           200,046
                                                                 ---------------
                                                                         304,528
                                                                 ---------------
ENERGY & UTILITIES -- 3.6%
RRI Energy, Inc. *                                     695,566         3,074,402
                                                                 ---------------
FOOD -- 0.6%
Sanderson Farms, Inc.                                    9,160           502,426
                                                                 ---------------
HEALTHCARE - PRODUCTS -- 0.9%
Orthofix International N.V. *                           25,600           816,384
                                                                 ---------------
HEALTHCARE - SERVICES -- 1.1%
Emeritus Corp. * (a)                                    45,809           929,465
                                                                 ---------------
HOME BUILDERS -- 6.0%
KB HOME (a)                                             84,765         1,227,397
Meritage Homes Corp. *                                 154,100         3,294,658
NVR, Inc. * (a)                                            968           663,351
                                                                 ---------------
                                                                       5,185,406
                                                                 ---------------
INDUSTRIAL -- 2.7%
FreightCar America, Inc.                                86,347         2,315,827
                                                                 ---------------
INSURANCE -- 3.0%
Genworth Financial, Inc., Class A *                     27,525           429,115
Platinum Underwriters Holdings, Ltd. (a)                27,510         1,012,643
Primerica Inc. * (a)                                    16,170           383,229
Stewart Information Services Corp. (a)                  67,535           715,871
                                                                 ---------------
                                                                       2,540,858
                                                                 ---------------
INTERNET -- 4.6%
Internet Capital Group, Inc. *                         184,920         1,538,534
ModusLink Global Solutions, Inc. * (a)                 226,060         1,727,098
Openwave Systems, Inc. *                               326,235           701,405
                                                                 ---------------
                                                                       3,967,037
                                                                 ---------------
LEISURE TIME -- 0.3%
Brunswick Corp. (a)                                     14,105           246,414
                                                                 ---------------
MACHINERY - DIVERSIFIED -- 0.0%
Flow International Corp. *                              11,919            30,513
                                                                 ---------------
METALS FABRICATING -- 1.2%
RTI International Metals, Inc. * (a)                    38,239         1,013,716
                                                                 ---------------

  The accompanying notes are an integral part of the portfolio of investments.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2010
                                  (UNAUDITED)

                                                      SHARES           VALUE
                                                   -----------   ---------------
OIL & GAS -- 3.0%
Abraxas Petroleum Corp. * (a)                           23,440   $        61,413
Carrizo Oil & Gas, Inc. *                              139,420         2,473,311
                                                                 ---------------
                                                                       2,534,724
                                                                 ---------------
REAL ESTATE -- 0.4%
Forestar Group, Inc. *                                   8,090           148,452
Thomas Properties Group, Inc.                           51,415           212,344
                                                                 ---------------
                                                                         360,796
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS -- 3.0%
Associated Estates Realty Corp. (a)                     12,600           172,746
Redwood Trust, Inc.                                     81,295         1,234,871
Strategic Hotels & Resorts, Inc. *                      87,890           430,661
Winthrop Realty Trust                                   57,222           732,442
                                                                 ---------------
                                                                       2,570,720
                                                                 ---------------
RETAIL -- 2.3%
AC Moore Arts & Crafts, Inc. *                         106,450           295,931
MarineMax, Inc. *                                      105,704         1,067,610
Pacific Sunwear of California, Inc. * (a)               63,765           259,524
Sonic Automotive, Inc., Class A * (a)                   33,740           333,689
                                                                 ---------------
                                                                       1,956,754
                                                                 ---------------
SAVINGS & LOANS -- 0.8%
First Financial Holdings, Inc.                          22,930           321,479
Flagstar Bancorp, Inc. *                                62,154           315,742
United Western Bancorp, Inc.                            23,118            28,204
                                                                 ---------------
                                                                         665,425
                                                                 ---------------
SEMICONDUCTORS -- 12.9%
Alliance Semiconductor Corp.                           453,290            95,191
Atmi , Inc. *                                           67,465         1,092,933
Axcelis Technologies, Inc. *                         1,944,036         3,849,191
BE Semiconductor Industries N.V. *                     352,388         1,390,558
Entegris, Inc. *                                       566,822         3,060,839
International Rectifier Corp. *                         60,265         1,263,154
Photronics, Inc. * (a)                                  69,142           349,859
                                                                 ---------------
                                                                      11,101,725
                                                                 ---------------
SOFTWARE -- 1.4%
Take-Two Interactive Software, Inc. * (a)              101,755         1,177,305
                                                                 ---------------
   TOTAL DOMESTIC COMMON STOCKS
      (Cost $61,316,695)                                              81,629,480
                                                                 ---------------

                                                      SHARES           VALUE
                                                   -----------   ---------------
EXCHANGE TRADED FUND -- 2.3%
FINANCE -- 2.3%
iShares Russell 2000 Value Index Fund                   30,705         1,921,212
                                                                 ---------------
   TOTAL EXCHANGE TRADED FUND
      (Cost $1,938,206)                                                1,921,212
                                                                 ---------------
SECURITIES LENDING COLLATERAL -- 23.9%
Institutional Money Market Trust                    20,536,995   $    20,536,995
                                                                 ---------------
   TOTAL SECURITIES LENDING COLLATERAL
      (Cost $20,536,995)                                              20,536,995
                                                                 ---------------

                                                      PAR
                                                     (000)
                                                   -----------
CORPORATE BONDS -- 0.0%
LandAmerica Financial Group, Inc. + CONV
   3.25%, 05/15/34                                 $       148            21,273
                                                                 ---------------
   TOTAL CORPORATE BONDS
      (Cost $27,925)                                                      21,273
                                                                 ---------------
TOTAL INVESTMENTS -- 121.3%
   (Cost $83,819,821)**                                              104,108,960
                                                                 ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (21.3)%                     (18,277,336)
                                                                 ---------------
NET ASSETS -- 100.0%                                             $    85,831,624
                                                                 ===============

*    Non-income producing.

(a) -- All or a portion of the security is on loan. See Notes to Portfolio of Investments.

+ The debenture was deemed canceled upon approval following the filing for relief under Chapter 11 of the Bankruptcy Code. The shares reported only represent the right to receive distribution.

CONV Convertible

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis are as follows:

Aggregate Cost                  $83,819,821
                                -----------
Gross unrealized appreciation    24,511,424
Gross unrealized depreciation    (4,222,285)
                                -----------
Net unrealized appreciation     $20,289,139
                                ===========

  The accompanying notes are an integral part of the portfolio of investments.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                            MAY 31, 2010 (CONCLUDED)
                                   (UNAUDITED)

The following is a summary of inputs used, as of May 31, 2010, in valuing the Fund's investments carried at market value (See Notes to Portfolio of Investments):

                                                                LEVEL 2        LEVEL 3
                                    TOTAL        LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                 VALUE AS OF      QUOTED       OBSERVABLE   UNOBSERVABLE
                                MAY 31, 2010      PRICE          INPUTS         INPUTS
                                ------------   ------------   -----------   ------------
Domestic Common Stocks*         $ 81,629,480   $ 81,629,480     $    --          $--
Corporate Bonds                       21,273             --      21,273           --
Exchange Traded Fund               1,921,212      1,921,212          --           --
Securities Lending Collateral     20,536,995     20,536,995          --           --
                                ------------   ------------     -------          ---
Total                           $104,108,960   $104,087,687     $21,273          $--
                                ============   ============     =======          ===

* Please refer to the Portfolio of Investments for industry and security type breakouts.

  The accompanying notes are an integral part of the portfolio of investments.

                               THE SCHNEIDER FUNDS
                        NOTES TO PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2010
                                   (UNAUDITED)

PORTFOLIO VALUATION --The Schneider Value Fund (the "Value Fund") and the Schneider Small Cap Value Fund (the "Small Cap Value Fund") (each a "Fund," collectively the "Funds") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities Exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by The RBB Fund, Inc.'s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS. The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

-    Level 1 -- quoted prices in active markets for identical securities

- Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' investments as of May 31, 2010 is included with each Fund's Portfolio of Investments.

SECURITIES LENDING -- The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Fund is determined. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of May 31, 2010, the market value of the securities on loan and collateral are as follows:

                        MARKET VALUE OF    MARKET VALUE OF
                       SECURITIES LOANED      COLLATERAL
                       -----------------   ---------------
Value Fund                $24,462,494        $25,970,029
Small Cap Value Fund      $17,703,633        $20,536,995

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2010
                                   (UNAUDITED)

COMMON STOCK -- 99.2%

SHARES    DESCRIPTION                                                   VALUE
-------   --------------------------------------------------------   -----------
          SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 94.5%
 15,655   American River Bankshares                                  $   126,805
 26,900   Associated Banc-Corp.                                          361,267
116,400   Bank of America Corp.                                        1,832,136
 42,478   C&F Financial Corp.                                            787,542
 87,500   Capital Bank Corp.                                             340,375
 52,398   Centrue Financial Corp. *                                      143,571
 72,800   Citizens Republic Bancorp, Inc.*                                80,080
 35,700   Comerica, Inc.                                               1,360,170
  4,630   Crescent Banking Co.*                                            7,871
 42,600   Financial Institutions, Inc.                                   812,808
 40,500   First United Corp.                                             232,875
 87,368   Hampton Roads Bankshares, Inc. *                               171,241
187,500   JPMorgan Chase & Co.                                         7,421,250
180,400   KeyCorp                                                      1,446,808
  3,917   MainSource Financial Group, Inc.                                32,550
119,111   National Bankshares, Inc.                                    2,950,379
186,199   Northrim BanCorp, Inc.                                       3,206,347
276,928   PAB Bankshares, Inc.*                                          415,392
 15,000   Pacific Capital Bancorp N.A. *                                  24,300
122,900   Pacific Premier Bancorp, Inc.*                                 583,775
 25,200   PacWest Bancorp                                                525,168
 26,600   Peoples Bancorp of North Carolina, Inc.                        159,600
 12,000   Peoples Financial Corp.                                        159,720
101,094   Premier Financial Bancorp                                      858,288
186,800   Regions Financial Corp.                                      1,425,284
 11,700   Umpqua Holdings Corp.                                          146,952
  5,472   United Security Bancshares, Inc.                                77,046
                                                                     -----------
                                                                      25,689,600
                                                                     -----------
          STATE & NATIONAL BANKS -- 4.7%
 55,899   Bancorp, Inc. (The)*                                           445,515
 40,700   Cascade Financial Corp. *                                       57,794
  1,180   Cowlitz Bancorp*                                                 3,505
 67,897   Rurban Financial Corp.                                         387,013
 50,400   Summit Financial Group, Inc. *                                 201,096
 26,100   Synovus Financial Corp.                                         77,256
 23,700   Yadkin Valley Financial Corp.                                  103,806
                                                                     -----------
                                                                       1,275,985
                                                                     -----------
          TOTAL COMMON STOCK (COST $52,320,036)                      $26,965,585
                                                                     -----------

  The accompanying notes are an integral part of the schedule of investments.

                                  SENBANC FUND
                      SCHEDULE OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2010
                                  (UNAUDITED)

                                                                        VALUE
                                                                     -----------
          TOTAL INVESTMENTS -- 99.2%
          (COST $52,320,036) **                                      $26,965,585
                                                                     -----------
          OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%                  204,823
                                                                     -----------
          NET ASSETS -- 100%                                         $27,170,408
                                                                     ===========

*    Non-income producing security.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $ 52,320,036
                                ------------
Gross unrealized appreciation        884,493
Gross unrealized depreciation    (26,238,944)
                                ------------
Net unrealized depreciation     $(25,354,451)
                                ============

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's investments carried at value (See in Notes to Schedule of Investments):

                                                            LEVEL 2        LEVEL 3
                                 TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                               VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                             MAY 31, 2010      PRICES        INPUTS        INPUTS
                             ------------   -----------   -----------   ------------
Investments in Securities*    $26,965,585   $26,965,585       $--            $--
                              ===========   ===========       ===            ===

* Please refer to the Schedule of Investments for industry and security type breakouts.

  The accompanying notes are an integral part of the schedule of investments.

                                  SENBANC FUND
                        NOTES TO SCHEDULE OF INVESTMENTS
                                  MAY 31, 2010
                                  (UNAUDITED)

PORTFOLIO VALUATION -- The Senbanc Fund's (the "Fund") net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued under the amortized cost method, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.'s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

-    Level 1 -- quoted prices in active markets for identical securities

-    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

-    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of May 31, 2010 is included with the Fund's Schedule of Investments.

  For more information with regard to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange
                                  Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The RBB Fund, Inc.


By (Signature and Title)* /s/ Salvatore Faia
                          ------------------------------------
                          Salvatore Faia, President
                          (principal executive officer)

Date July 27, 2010
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Salvatore Faia
                          ------------------------------------
                          Salvatore Faia, President
                          (principal executive officer)

Date July 27, 2010
     --------------------


By (Signature and Title)* /s/ Joel Weiss
                          ------------------------------------
                          Joel Weiss, Treasurer
                          (principal financial officer)

Date July 27, 2010
     --------------------

* Print the name and title of each signing officer under his or her signature.